UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

May 31, 2010

1.850083.103

GEI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
Autoliv, Inc. (a)	1,710	$ 81,225
Johnson Controls, Inc.	3,200	91,296
		172,521
Automobiles - 0.3%
Ford Motor Co. (a)	12,304	144,326
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,990	105,789
ITT Educational Services, Inc. (a)(c)	1,000	100,940
Service Corp. International (c)	6,500	55,510
		262,239
Hotels, Restaurants & Leisure - 3.2%
Brinker International, Inc.	10,837	192,682
Darden Restaurants, Inc. (c)	4,500	193,050
McDonald's Corp.	9,600	641,952
Starbucks Corp.	9,200	238,188
The Cheesecake Factory, Inc. (a)	1,800	45,900
Yum! Brands, Inc.	4,000	163,800
		1,475,572
Household Durables - 0.1%
Tupperware Brands Corp.	1,400	59,486
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	2,500	313,650
Priceline.com, Inc. (a)(c)	150	28,674
		342,324
Media - 0.7%
DIRECTV (a)	2,246	84,652
McGraw-Hill Companies, Inc.	3,120	86,736
Omnicom Group, Inc.	3,941	149,561
		320,949
Multiline Retail - 1.9%
Dollar Tree, Inc. (a)	2,700	168,993
Kohl's Corp. (a)	1,200	60,900
Macy's, Inc.	7,000	155,470
Nordstrom, Inc.	3,000	119,100
Target Corp.	6,563	357,880
		862,343
Specialty Retail - 3.2%
Aeropostale, Inc. (a)	3,000	83,130
AutoZone, Inc. (a)(c)	750	143,160
Best Buy Co., Inc. (c)	4,700	198,575
Gap, Inc.	6,500	141,700
Lowe's Companies, Inc.	3,000	74,250
PetSmart, Inc. (c)	4,600	146,096
Rent-A-Center, Inc. (a)(c)	7,951	192,573
Ross Stores, Inc.	3,200	167,680
Staples, Inc.	3,000	64,560
TJX Companies, Inc.	5,600	254,576
		1,466,300

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	5,050	$ 207,606
NIKE, Inc. Class B	3,200	231,616
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(c)	2,600	97,968
VF Corp.	1,100	85,085
		622,275
TOTAL CONSUMER DISCRETIONARY		5,728,335
CONSUMER STAPLES - 15.1%
Beverages - 3.4%
Coca-Cola Enterprises, Inc.	2,200	57,420
PepsiCo, Inc.	12,400	779,836
The Coca-Cola Co.	14,400	740,160
		1,577,416
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	2,400	139,800
CVS Caremark Corp.	3,918	135,680
Sysco Corp. (c)	6,296	187,684
Wal-Mart Stores, Inc.	19,265	974,038
Walgreen Co.	8,600	275,544
		1,712,746
Food Products - 1.9%
ConAgra Foods, Inc. (c)	2,660	64,319
Del Monte Foods Co.	10,669	155,554
General Mills, Inc.	2,000	142,460
H.J. Heinz Co. (c)	4,200	185,556
Hershey Co.	2,300	107,640
Lancaster Colony Corp. (c)	4,146	226,620
		882,149
Household Products - 3.2%
Colgate-Palmolive Co. (c)	4,400	343,596
Kimberly-Clark Corp.	3,175	192,723
Procter & Gamble Co.	15,100	922,459
		1,458,778
Tobacco - 2.9%
Altria Group, Inc.	13,200	267,828
Lorillard, Inc.	3,100	221,619
Philip Morris International, Inc.	17,800	785,336
Universal Corp.	1,524	62,286
		1,337,069
TOTAL CONSUMER STAPLES		6,968,158
ENERGY - 4.3%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)(c)	3,010	108,962
National Oilwell Varco, Inc.	5,515	210,287
Noble Corp.	1,700	49,419
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	3,400	$ 132,736
Schlumberger Ltd.	4,800	269,520
		770,924
Oil, Gas & Consumable Fuels - 2.6%
Exxon Mobil Corp.	10,000	604,600
Peabody Energy Corp.	3,373	131,412
Southern Union Co.	10,728	233,549
Southwestern Energy Co. (a)	1,535	57,731
Spectra Energy Corp. (c)	5,736	114,777
St. Mary Land & Exploration Co. (c)	1,300	56,212
		1,198,281
TOTAL ENERGY		1,969,205
FINANCIALS - 4.1%
Capital Markets - 0.8%
Charles Schwab Corp.	3,570	58,334
Franklin Resources, Inc.	550	53,950
Goldman Sachs Group, Inc.	625	90,163
State Street Corp.	1,171	44,697
T. Rowe Price Group, Inc.	2,200	108,944
		356,088
Commercial Banks - 1.3%
BOK Financial Corp. (c)	1,000	50,550
PNC Financial Services Group, Inc. (c)	1,858	116,590
Prosperity Bancshares, Inc.	5,986	215,735
Wells Fargo & Co.	6,800	195,092
		577,967
Consumer Finance - 0.1%
American Express Co.	1,700	67,779
Insurance - 0.4%
AFLAC, Inc.	2,664	118,015
Prudential Financial, Inc.	1,144	66,020
		184,035
Real Estate Investment Trusts - 1.2%
Plum Creek Timber Co., Inc. (c)	1,819	63,701
PS Business Parks, Inc.	1,400	75,474
Public Storage	2,200	203,918
Rayonier, Inc.	3,500	157,080
Simon Property Group, Inc.	600	51,018
		551,191
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (c)	8,347	133,969
TOTAL FINANCIALS		1,871,029
HEALTH CARE - 15.6%
Biotechnology - 2.7%
Amgen, Inc. (a)	9,700	502,266

	Shares	Value
Biogen Idec, Inc. (a)	6,017	$ 285,386
Celgene Corp. (a)	2,200	116,072
Genzyme Corp. (a)	915	44,515
Gilead Sciences, Inc. (a)	8,483	304,709
		1,252,948
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	3,726	157,349
Becton, Dickinson & Co. (c)	2,300	163,990
Hologic, Inc. (a)(c)	7,500	111,750
Hospira, Inc. (a)(c)	1,400	72,884
Kinetic Concepts, Inc. (a)(c)	1,300	53,820
Medtronic, Inc.	8,500	333,030
Stryker Corp. (c)	916	48,575
		941,398
Health Care Providers & Services - 3.8%
Amedisys, Inc. (a)(c)	3,700	183,964
AmerisourceBergen Corp.	7,400	231,472
Cardinal Health, Inc.	7,164	247,086
Express Scripts, Inc. (a)(c)	1,500	150,900
Humana, Inc. (a)(c)	3,158	145,426
Laboratory Corp. of America Holdings (a)(c)	2,100	158,781
McKesson Corp. (c)	1,100	77,000
Medco Health Solutions, Inc. (a)(c)	5,800	334,370
UnitedHealth Group, Inc.	3,500	101,745
WellPoint, Inc. (a)	2,450	125,685
		1,756,429
Life Sciences Tools & Services - 1.1%
Bruker BioSciences Corp. (a)	10,100	128,624
Life Technologies Corp. (a)(c)	3,280	164,197
Thermo Fisher Scientific, Inc. (a)	781	40,659
Waters Corp. (a)(c)	2,600	177,944
		511,424
Pharmaceuticals - 5.9%
Abbott Laboratories	12,700	604,012
Allergan, Inc. (c)	2,700	162,513
Bristol-Myers Squibb Co.	6,221	144,389
Eli Lilly & Co.	4,696	153,982
Johnson & Johnson	18,800	1,096,040
Merck & Co., Inc.	7,660	258,065
Mylan, Inc. (a)(c)	5,700	110,808
Perrigo Co.	3,300	196,053
		2,725,862
TOTAL HEALTH CARE		7,188,061
INDUSTRIALS - 10.3%
Aerospace & Defense - 3.3%
General Dynamics Corp.	1,250	84,875
Honeywell International, Inc. (c)	6,450	275,867
L-3 Communications Holdings, Inc.	2,400	198,312
Lockheed Martin Corp.	2,514	200,919
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	1,600	$ 96,784
Precision Castparts Corp.	425	49,598
Raytheon Co.	2,310	121,067
United Technologies Corp.	7,700	518,826
		1,546,248
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	9,686	607,893
Airlines - 0.2%
Delta Air Lines, Inc. (a)(c)	6,500	88,270
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	1,664	54,097
Construction & Engineering - 0.4%
EMCOR Group, Inc. (a)(c)	4,365	108,994
Shaw Group, Inc. (a)	1,900	64,809
		173,803
Electrical Equipment - 1.0%
Cooper Industries PLC Class A	2,100	98,637
Emerson Electric Co.	6,600	306,504
Thomas & Betts Corp. (a)	2,000	76,680
		481,821
Industrial Conglomerates - 1.8%
3M Co.	6,290	498,860
Carlisle Companies, Inc.	4,283	166,566
General Electric Co.	4,000	65,400
Tyco International Ltd.	2,400	86,856
		817,682
Machinery - 1.8%
Caterpillar, Inc. (c)	1,204	73,155
Danaher Corp.	2,200	174,636
Deere & Co. (c)	900	51,912
Dover Corp.	1,200	53,868
Gardner Denver, Inc. (c)	1,700	77,418
Oshkosh Co. (a)	2,500	88,825
PACCAR, Inc. (c)	1,800	73,800
Toro Co.	4,500	240,705
		834,319
Road & Rail - 0.4%
Union Pacific Corp.	2,317	165,503
TOTAL INDUSTRIALS		4,769,636
INFORMATION TECHNOLOGY - 32.8%
Communications Equipment - 3.9%
Arris Group, Inc. (a)	4,000	43,880
Cisco Systems, Inc. (a)	47,500	1,100,100
Harris Corp.	3,000	140,730

	Shares	Value
Juniper Networks, Inc. (a)(c)	1,746	$ 46,479
QUALCOMM, Inc.	12,700	451,612
		1,782,801
Computers & Peripherals - 8.0%
Apple, Inc. (a)	7,700	1,980,130
Dell, Inc. (a)(c)	11,608	154,735
Hewlett-Packard Co.	20,800	957,008
NetApp, Inc. (a)(c)	2,180	82,142
Seagate Technology (a)	7,191	110,454
Teradata Corp. (a)	4,060	129,676
Western Digital Corp. (a)	7,781	270,857
		3,685,002
Electronic Equipment & Components - 0.8%
Anixter International, Inc. (a)(c)	950	45,125
Corning, Inc.	7,567	131,893
Tech Data Corp. (a)(c)	2,900	117,885
Vishay Intertechnology, Inc. (a)	10,000	90,500
		385,403
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)(c)	4,250	168,810
eBay, Inc. (a)	8,000	171,280
Google, Inc. Class A (a)	2,000	970,360
Yahoo!, Inc. (a)(c)	3,172	48,658
		1,359,108
IT Services - 5.8%
Automatic Data Processing, Inc.	3,900	159,432
Cognizant Technology Solutions Corp. Class A (a)(c)	4,000	200,160
DST Systems, Inc.	1,500	57,480
Fiserv, Inc. (a)	1,400	66,570
International Business Machines Corp.	12,725	1,593,934
Lender Processing Services, Inc.	3,500	118,790
MasterCard, Inc. Class A	525	105,929
Visa, Inc. Class A	5,000	362,300
		2,664,595
Semiconductors & Semiconductor Equipment - 4.2%
Altera Corp. (c)	4,246	100,078
Analog Devices, Inc.	2,600	75,842
Broadcom Corp. Class A	4,400	151,888
Intel Corp.	29,000	621,180
Linear Technology Corp. (c)	2,000	55,920
Marvell Technology Group Ltd. (a)	3,933	74,648
Microchip Technology, Inc. (c)	4,900	136,465
National Semiconductor Corp. (c)	7,762	109,056
RF Micro Devices, Inc. (a)(c)	9,000	43,200
Skyworks Solutions, Inc. (a)(c)	6,750	107,528
Texas Instruments, Inc. (c)	14,400	351,648
Xilinx, Inc. (c)	5,000	122,250
		1,949,703
Software - 7.1%
Adobe Systems, Inc. (a)	1,521	48,794
BMC Software, Inc. (a)	3,250	120,283
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CA, Inc.	5,000	$ 101,250
Microsoft Corp.	76,026	1,961,471
Oracle Corp.	37,517	846,759
Sybase, Inc. (a)	2,500	160,825
Symantec Corp. (a)	4,046	57,332
		3,296,714
TOTAL INFORMATION TECHNOLOGY		15,123,326
MATERIALS - 4.4%
Chemicals - 2.4%
Ashland, Inc.	2,579	138,260
Celanese Corp. Class A	2,750	78,843
CF Industries Holdings, Inc.	381	26,133
E.I. du Pont de Nemours & Co.	2,500	90,425
Lubrizol Corp. (c)	3,165	280,324
Monsanto Co.	2,600	132,262
Praxair, Inc.	2,100	162,960
RPM International, Inc.	6,324	125,278
Valspar Corp. (c)	2,500	78,425
		1,112,910
Containers & Packaging - 0.5%
Ball Corp.	1,500	73,875
Rock-Tenn Co. Class A	1,000	51,460
Silgan Holdings, Inc.	4,116	117,429
		242,764
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	4,000	280,200
Newmont Mining Corp.	3,300	177,606
Walter Energy, Inc.	1,500	118,995
		576,801
Paper & Forest Products - 0.2%
International Paper Co.	2,000	46,460
MeadWestvaco Corp. (c)	2,000	47,800
		94,260
TOTAL MATERIALS		2,026,735
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	2,900	70,470
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	1,775	71,941
TOTAL TELECOMMUNICATION SERVICES		142,411

	Shares	Value
UTILITIES - 0.2%
Electric Utilities - 0.2%
IDACORP, Inc. (c)	3,300	$ 109,065
TOTAL COMMON STOCKS (Cost $44,050,008)		45,895,961
Investment Companies - 0.1%

Ares Capital Corp. (Cost $48,386)	3,519	47,647
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.31% 12/16/10 (d) (Cost $109,832)	$ 110,000	109,863
Money Market Funds - 17.4%
Shares
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e) (Cost $8,023,312)	8,023,312	8,023,312
TOTAL INVESTMENT PORTFOLIO - 117.2% (Cost $52,231,538)	54,076,783
NET OTHER ASSETS - (17.2)%	(7,936,945)
NET ASSETS - 100%	$ 46,139,838
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P 500 Index Contracts	June 2010	$ 163,275	$ (12,289)
The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $109,863.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 7,205
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,728,335	$ 5,728,335	$ -	$ -
Consumer Staples	6,968,158	6,968,158	-	-
Energy	1,969,205	1,969,205	-	-
Financials	1,871,029	1,871,029	-	-
Health Care	7,188,061	7,188,061	-	-
Industrials	4,769,636	4,769,636	-	-
Information Technology	15,123,326	15,123,326	-	-
Materials	2,026,735	2,026,735	-	-
Telecommunication Services	142,411	142,411	-	-
Utilities	109,065	109,065	-	-
Investment Companies	47,647	47,647	-	-
U.S. Government and Government Agency Obligations	109,863	-	109,863	-
Money Market Funds	8,023,312	8,023,312	-	-
Total Investments in Securities:	$ 54,076,783	$ 53,966,920	$ 109,863	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (12,289)	$ (12,289)	$ -	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $52,265,426. Net unrealized appreciation aggregated $1,811,357, of which $4,949,448 related to appreciated investment securities and $3,138,091 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap
Enhanced Index Fund

May 31, 2010

1.870938.102

MCE-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.8%
Autoliv, Inc. (a)	2,135	$ 101,413
Gentex Corp.	3,700	72,816
TRW Automotive Holdings Corp. (a)	4,250	127,840
		302,069
Automobiles - 0.4%
Ford Motor Co. (a)	14,590	171,141
Diversified Consumer Services - 1.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	57	3,030
DeVry, Inc.	1,120	64,389
H&R Block, Inc.	9,825	157,986
ITT Educational Services, Inc. (a)	2,000	201,880
Service Corp. International	5,760	49,190
		476,475
Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc.	4,207	74,800
Darden Restaurants, Inc.	5,217	223,809
Marriott International, Inc. Class A	2,600	86,970
MGM Mirage, Inc. (a)	1,736	21,631
Panera Bread Co. Class A (a)(c)	1,300	105,079
Starbucks Corp.	6,778	175,482
Starwood Hotels & Resorts Worldwide, Inc.	169	7,816
Wyndham Worldwide Corp.	8,845	208,742
		904,329
Household Durables - 1.3%
D.R. Horton, Inc. (c)	1,269	15,469
Garmin Ltd. (c)	1,088	36,535
Jarden Corp.	3,938	114,635
Leggett & Platt, Inc.	8,452	196,763
Lennar Corp. Class A	3,138	54,287
Pulte Group, Inc. (a)	3,900	43,446
Stanley Black & Decker, Inc.	215	11,995
Tupperware Brands Corp.	534	22,690
		495,820
Internet & Catalog Retail - 0.5%
Expedia, Inc.	4,224	91,069
Liberty Media Corp. Interactive Series A (a)	5,200	67,444
Priceline.com, Inc. (a)	125	23,895
		182,408
Leisure Equipment & Products - 0.4%
Mattel, Inc.	7,581	164,204
Media - 2.0%
CBS Corp. Class B	17,366	252,849
Discovery Communications, Inc. Class C (a)	222	7,046
Gannett Co., Inc.	13,452	209,044
Interpublic Group of Companies, Inc. (a)(c)	12,000	100,200

	Shares	Value
John Wiley & Sons, Inc. Class A	2,302	$ 91,159
McGraw-Hill Companies, Inc.	3,300	91,740
		752,038
Multiline Retail - 2.5%
Big Lots, Inc. (a)(c)	3,740	132,134
Dollar General Corp.	1,292	39,057
Dollar Tree, Inc. (a)	2,459	153,909
Family Dollar Stores, Inc.	1,000	40,740
JCPenney Co., Inc.	147	4,041
Kohl's Corp. (a)	2,960	150,220
Macy's, Inc.	12,984	288,375
Nordstrom, Inc.	3,300	131,010
		939,486
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	2,000	103,520
Aeropostale, Inc. (a)	3,550	98,371
AutoZone, Inc. (a)	500	95,440
Bed Bath & Beyond, Inc. (a)	880	39,486
Gap, Inc.	7,825	170,585
Limited Brands, Inc.	4,513	112,193
PetSmart, Inc.	6,780	215,333
Ross Stores, Inc.	4,382	229,617
Signet Jewelers Ltd. (a)	3,901	121,126
Tiffany & Co., Inc.	2,000	90,860
TJX Companies, Inc.	5,000	227,300
		1,503,831
Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	5,620	231,038
Fossil, Inc. (a)	3,659	137,213
Jones Apparel Group, Inc.	5,448	106,999
VF Corp.	950	73,483
		548,733
TOTAL CONSUMER DISCRETIONARY		6,440,534
CONSUMER STAPLES - 5.6%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	800	44,368
Coca-Cola Enterprises, Inc.	5,335	139,244
Dr Pepper Snapple Group, Inc.	3,500	132,510
		316,122
Food & Staples Retailing - 0.2%
Safeway, Inc. (c)	1,450	32,103
SUPERVALU, Inc.	3,700	49,839
		81,942
Food Products - 3.5%
Campbell Soup Co.	3,863	138,334
ConAgra Foods, Inc.	3,004	72,637
Del Monte Foods Co.	10,378	151,311
H.J. Heinz Co.	5,180	228,852
Hershey Co. (c)	5,035	235,638
Mead Johnson Nutrition Co. Class A	501	24,709
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Sanderson Farms, Inc.	1,813	$ 99,443
Sara Lee Corp.	9,677	137,123
Smithfield Foods, Inc. (a)	3,967	68,391
The J.M. Smucker Co.	950	52,459
Tyson Foods, Inc. Class A	7,854	138,073
		1,346,970
Household Products - 0.2%
Church & Dwight Co., Inc.	235	15,465
Clorox Co.	610	38,320
		53,785
Personal Products - 0.2%
Avon Products, Inc.	1,780	47,152
Estee Lauder Companies, Inc. Class A	238	13,868
Herbalife Ltd.	505	22,801
		83,821
Tobacco - 0.7%
Lorillard, Inc.	3,258	232,914
Reynolds American, Inc.	564	29,407
		262,321
TOTAL CONSUMER STAPLES		2,144,961
ENERGY - 6.4%
Energy Equipment & Services - 2.6%
Cameron International Corp. (a)	6,243	225,997
Complete Production Services, Inc. (a)	2,430	31,614
Ensco International Ltd. ADR	2,800	104,720
FMC Technologies, Inc. (a)	4,599	267,432
Noble Corp.	5,591	162,530
Oil States International, Inc. (a)	4,382	171,073
Smith International, Inc.	740	27,794
		991,160
Oil, Gas & Consumable Fuels - 3.8%
Alpha Natural Resources, Inc. (a)	2,168	83,186
Bill Barrett Corp. (a)	4,899	159,511
Cimarex Energy Co.	3,660	268,937
CONSOL Energy, Inc.	149	5,436
Forest Oil Corp. (a)	1,252	33,353
Gran Tierra Energy, Inc. (a)	14,747	77,864
Murphy Oil Corp.	506	27,010
Noble Energy, Inc.	3,285	195,425
Southern Union Co.	8,228	179,124
Spectra Energy Corp.	13,694	274,017
World Fuel Services Corp.	5,414	140,926
		1,444,789
TOTAL ENERGY		2,435,949

	Shares	Value
FINANCIALS - 17.2%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	1,200	$ 47,748
Eaton Vance Corp. (non-vtg.)	2,670	79,806
Invesco Ltd.	414	7,684
Raymond James Financial, Inc.	1,783	50,405
T. Rowe Price Group, Inc.	5,523	273,499
Waddell & Reed Financial, Inc. Class A	3,967	106,355
		565,497
Commercial Banks - 1.9%
Comerica, Inc.	471	17,945
Fifth Third Bancorp	2,932	38,087
First Citizen Bancshares, Inc.	500	100,000
International Bancshares Corp.	6,044	119,369
M&T Bank Corp. (c)	2,982	236,294
Popular, Inc. (a)	5,000	15,150
Prosperity Bancshares, Inc.	3,942	142,070
SunTrust Banks, Inc.	2,580	69,531
		738,446
Consumer Finance - 0.6%
Cash America International, Inc.	981	36,248
Discover Financial Services	11,429	153,720
SLM Corp. (a)	4,000	44,440
		234,408
Diversified Financial Services - 2.3%
IntercontinentalExchange, Inc. (a)	2,443	283,706
Leucadia National Corp. (a)	2,651	58,110
Moody's Corp.	11,030	226,115
NYSE Euronext	8,953	256,683
The NASDAQ Stock Market, Inc. (a)	2,400	44,616
		869,230
Insurance - 4.0%
American Financial Group, Inc.	4,355	121,505
Aon Corp.	924	36,470
Aspen Insurance Holdings Ltd.	3,817	96,417
Axis Capital Holdings Ltd.	4,610	140,144
Endurance Specialty Holdings Ltd.	2,111	78,318
Genworth Financial, Inc. Class A (a)	15,899	247,865
Hartford Financial Services Group, Inc.	4,000	100,280
Horace Mann Educators Corp.	5,647	86,794
Marsh & McLennan Companies, Inc.	1,893	41,286
PartnerRe Ltd.	2,462	179,603
Principal Financial Group, Inc.	339	9,217
Progressive Corp.	3,246	63,589
Reinsurance Group of America, Inc.	2,020	94,879
Transatlantic Holdings, Inc.	1,350	63,491
Unum Group	7,933	183,252
		1,543,110
Real Estate Investment Trusts - 5.6%
Annaly Capital Management, Inc.	18,135	307,570
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apartment Investment & Management Co. Class A	2,444	$ 50,420
Boston Properties, Inc.	1,235	94,700
Chimera Investment Corp.	56,492	222,578
Equity Residential (SBI)	1,091	49,237
HCP, Inc.	467	14,879
Hospitality Properties Trust (SBI)	7,885	177,413
Host Hotels & Resorts, Inc.	1,226	17,483
HRPT Properties Trust (SBI)	4,436	29,766
Liberty Property Trust (SBI)	1,200	36,972
Plum Creek Timber Co., Inc. (c)	7,063	247,346
PS Business Parks, Inc.	2,618	141,136
Public Storage	3,406	315,702
Rayonier, Inc.	5,125	230,010
Ventas, Inc.	1,432	67,232
Vornado Realty Trust	1,894	147,126
		2,149,570
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	138	10,298
Thrifts & Mortgage Finance - 1.3%
Hudson City Bancorp, Inc.	18,418	232,251
New York Community Bancorp, Inc. (c)	15,260	244,923
		477,174
TOTAL FINANCIALS		6,587,733
HEALTH CARE - 9.3%
Biotechnology - 0.4%
Biogen Idec, Inc. (a)	2,852	135,270
Cephalon, Inc. (a)(c)	298	17,540
		152,810
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	78	6,316
Hologic, Inc. (a)	12,524	186,608
Hospira, Inc. (a)	3,776	196,579
Intuitive Surgical, Inc. (a)	150	48,416
Kinetic Concepts, Inc. (a)(c)	2,640	109,296
		547,215
Health Care Providers & Services - 3.0%
Amedisys, Inc. (a)(c)	2,772	137,824
AmerisourceBergen Corp.	8,839	276,484
CIGNA Corp.	605	20,249
Coventry Health Care, Inc. (a)(c)	3,000	62,100
Humana, Inc. (a)	5,294	243,789
Laboratory Corp. of America Holdings (a)	1,590	120,220
Lincare Holdings, Inc.	3,379	158,205
Quest Diagnostics, Inc.	2,200	116,050
		1,134,921

	Shares	Value
Life Sciences Tools & Services - 2.6%
Bruker BioSciences Corp. (a)	11,674	$ 148,668
Life Technologies Corp. (a)	5,748	287,745
Mettler-Toledo International, Inc. (a)	937	107,315
Millipore Corp. (a)	1,225	130,107
PerkinElmer, Inc.	3,000	68,070
Waters Corp. (a)(c)	3,803	260,277
		1,002,182
Pharmaceuticals - 1.9%
Allergan, Inc.	2,826	170,097
Endo Pharmaceuticals Holdings, Inc. (a)	6,500	136,110
Mylan, Inc. (a)(c)	10,407	202,312
Perrigo Co.	3,964	235,501
		744,020
TOTAL HEALTH CARE		3,581,148
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.7%
Goodrich Corp.	148	10,271
ITT Corp.	5,106	246,518
L-3 Communications Holdings, Inc.	3,380	279,289
Precision Castparts Corp.	831	96,978
Rockwell Collins, Inc.	360	21,002
		654,058
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	364	21,152
Expeditors International of Washington, Inc.	2,820	107,696
		128,848
Airlines - 0.4%
Delta Air Lines, Inc. (a)	6,635	90,103
Southwest Airlines Co.	3,200	39,808
		129,911
Building Products - 0.5%
Masco Corp.	13,834	184,684
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	3,291	112,486
Cintas Corp.	3,875	100,750
Pitney Bowes, Inc.	2,750	62,260
R.R. Donnelley & Sons Co.	9,174	175,774
Republic Services, Inc.	800	23,296
		474,566
Construction & Engineering - 0.7%
EMCOR Group, Inc. (a)	2,370	59,179
Fluor Corp.	184	8,633
URS Corp. (a)	3,977	177,295
		245,107
Electrical Equipment - 1.8%
Cooper Industries PLC Class A	3,467	162,845
General Cable Corp. (a)	3,000	93,480
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	3,280	$ 139,892
Regal-Beloit Corp.	1,518	91,520
Roper Industries, Inc.	870	50,477
Thomas & Betts Corp. (a)	4,156	159,341
		697,555
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	5,183	201,567
Machinery - 4.0%
Cummins, Inc.	997	67,776
Dover Corp.	5,355	240,386
Eaton Corp.	3,817	266,999
Joy Global, Inc.	3,817	194,667
Oshkosh Co. (a)	4,082	145,033
Parker Hannifin Corp.	3,051	187,514
SPX Corp.	1,000	59,100
Timken Co.	6,069	174,727
Toro Co.	3,794	202,941
		1,539,143
Professional Services - 0.8%
Dun & Bradstreet Corp.	3,105	226,634
FTI Consulting, Inc. (a)	400	17,104
Manpower, Inc.	1,250	57,138
		300,876
Road & Rail - 0.3%
Landstar System, Inc.	2,000	83,880
Ryder System, Inc.	855	38,424
		122,304
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	885	90,049
TOTAL INDUSTRIALS		4,768,668
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 0.5%
Harris Corp.	4,492	210,720
Computers & Peripherals - 1.4%
NetApp, Inc. (a)	2,128	80,183
SanDisk Corp. (a)	2,000	93,240
Seagate Technology (a)	4,195	64,435
Teradata Corp. (a)	3,001	95,852
Western Digital Corp. (a)	5,713	198,870
		532,580
Electronic Equipment & Components - 2.7%
Agilent Technologies, Inc. (a)	3,130	101,287
Arrow Electronics, Inc. (a)	7,448	203,181
Avnet, Inc. (a)	6,726	193,171
AVX Corp.	2,500	34,925
Ingram Micro, Inc. Class A (a)	9,319	158,050

	Shares	Value
Tech Data Corp. (a)	4,754	$ 193,250
Vishay Intertechnology, Inc. (a)	17,225	155,886
		1,039,750
Internet Software & Services - 0.2%
Akamai Technologies, Inc. (a)	1,833	72,807
IT Services - 2.8%
Acxiom Corp. (a)	1,160	20,196
Amdocs Ltd. (a)	5,000	142,500
Cognizant Technology Solutions Corp. Class A (a)	1,384	69,255
Computer Sciences Corp.	4,655	232,703
DST Systems, Inc.	1,000	38,320
Fidelity National Information Services, Inc.	4,675	128,656
Fiserv, Inc. (a)	2,630	125,057
Hewitt Associates, Inc. Class A (a)	2,150	80,088
Lender Processing Services, Inc.	1,453	49,315
NeuStar, Inc. Class A (a)	2,630	56,256
Paychex, Inc.	623	17,780
SAIC, Inc. (a)	6,840	117,580
		1,077,706
Office Electronics - 0.8%
Xerox Corp.	32,597	303,478
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corp.	7,726	182,102
Analog Devices, Inc.	4,250	123,973
Broadcom Corp. Class A	366	12,634
Linear Technology Corp. (c)	6,220	173,911
Marvell Technology Group Ltd. (a)	13,133	249,264
Microchip Technology, Inc. (c)	5,242	145,990
Micron Technology, Inc. (a)(c)	27,201	247,257
National Semiconductor Corp. (c)	4,378	61,511
NVIDIA Corp. (a)(c)	1,364	17,923
ON Semiconductor Corp. (a)	5,000	36,550
Skyworks Solutions, Inc. (a)	2,054	32,720
Xilinx, Inc.	9,425	230,441
		1,514,276
Software - 3.0%
BMC Software, Inc. (a)	7,160	264,992
CA, Inc.	13,782	279,086
Citrix Systems, Inc. (a)	68	2,965
Compuware Corp. (a)	10,000	81,900
Intuit, Inc. (a)(c)	8,551	305,613
Jack Henry & Associates, Inc.	4,103	98,636
Salesforce.com, Inc. (a)	134	11,595
Sybase, Inc. (a)	1,800	115,794
		1,160,581
TOTAL INFORMATION TECHNOLOGY		5,911,898
MATERIALS - 6.6%
Chemicals - 3.5%
Ashland, Inc.	3,559	190,798
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cabot Corp.	2,864	$ 80,221
Celanese Corp. Class A	1,150	32,971
CF Industries Holdings, Inc.	3,034	208,102
Ecolab, Inc.	700	33,061
Lubrizol Corp. (c)	2,988	264,647
Nalco Holding Co.	2,000	45,320
OM Group, Inc. (a)	4,667	139,310
PPG Industries, Inc.	3,964	253,973
Sigma Aldrich Corp.	894	47,632
The Scotts Miracle-Gro Co. Class A	1,117	49,628
		1,345,663
Containers & Packaging - 0.4%
Graphic Packaging Holding Co. (a)	38,301	121,031
Sealed Air Corp.	600	12,504
Sonoco Products Co.	779	24,079
		157,614
Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	4,169	191,399
Walter Energy, Inc.	2,625	208,241
		399,640
Paper & Forest Products - 1.6%
Domtar Corp.	2,610	159,732
International Paper Co.	11,900	276,437
MeadWestvaco Corp.	7,266	173,657
Weyerhaeuser Co.	354	15,073
		624,899
TOTAL MATERIALS		2,527,816
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
CenturyTel, Inc.	726	24,924
Qwest Communications International, Inc.	52,951	277,463
Windstream Corp.	9,600	102,432
		404,819
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. (a)	972	35,993
TOTAL TELECOMMUNICATION SERVICES		440,812
UTILITIES - 5.4%
Electric Utilities - 1.5%
DPL, Inc.	1,763	44,146
Edison International	8,689	281,176

	Shares	Value
IDACORP, Inc.	4,397	$ 145,321
NV Energy, Inc.	3,400	40,086
PPL Corp.	1,870	48,265
Progress Energy, Inc.	870	33,573
		592,567
Gas Utilities - 0.7%
Energen Corp.	2,258	99,962
National Fuel Gas Co. New Jersey	1,100	53,460
UGI Corp.	4,122	107,749
		261,171
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	281	2,886
Constellation Energy Group, Inc.	6,466	228,767
Mirant Corp. (a)	5,120	63,590
		295,243
Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	2,997	40,820
CMS Energy Corp.	4,250	62,390
Consolidated Edison, Inc.	5,718	243,530
DTE Energy Co.	5,108	232,465
NiSource, Inc.	8,300	124,168
Sempra Energy	2,050	94,300
TECO Energy, Inc.	3,200	49,760
Xcel Energy, Inc.	2,750	56,348
		903,781
TOTAL UTILITIES		2,052,762
TOTAL COMMON STOCKS (Cost $33,544,978)		36,892,281
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.35% to 0.44% 6/3/10 to 11/18/10 (d) (Cost $189,822)	$ 190,000	189,900
Money Market Funds - 6.9%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (f)	1,149,721	$ 1,149,721
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	1,473,134	1,473,134
TOTAL MONEY MARKET FUNDS (Cost $2,622,855)		2,622,855
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $36,357,655)	39,705,036
NET OTHER ASSETS - (3.6)%	(1,366,759)
NET ASSETS - 100%	$ 38,338,277
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P MidCap 400 Index Contracts	June 2010	$ 1,295,740	$ (19,837)

The face value of futures purchased as a percentage of net assets - 3.4%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $189,900.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 5,289
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,440,534	$ 6,440,534	$ -	$ -
Consumer Staples	2,144,961	2,144,961	-	-
Energy	2,435,949	2,435,949	-	-
Financials	6,587,733	6,587,733	-	-
Health Care	3,581,148	3,581,148	-	-
Industrials	4,768,668	4,768,668	-	-
Information Technology	5,911,898	5,911,898	-	-
Materials	2,527,816	2,527,816	-	-
Telecommunication Services	440,812	440,812	-	-
Utilities	2,052,762	2,052,762	-	-
U.S. Government and Government Agency Obligations	189,900	-	189,900	-
Money Market Funds	2,622,855	2,622,855	-	-
Total Investments in Securities:	$ 39,705,036	$ 39,515,136	$ 189,900	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (19,837)	$ (19,837)	$ -	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $36,369,196. Net unrealized appreciation aggregated $3,335,840, of which $4,982,237 related to appreciated investment securities and $1,646,397 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Enhanced Index Fund

May 31, 2010

1.870936.102

SCE-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.7%
Cooper Tire & Rubber Co.	24,559	$ 464,411
Standard Motor Products, Inc.	15,788	132,146
Superior Industries International, Inc.	3,094	45,791
		642,348
Diversified Consumer Services - 1.4%
Capella Education Co. (a)	1,360	116,838
Corinthian Colleges, Inc. (a)(c)	33,092	443,102
DeVry, Inc.	3,819	219,554
Regis Corp.	5,440	100,042
Steiner Leisure Ltd. (a)	7,052	292,658
Strayer Education, Inc.	715	171,600
		1,343,794
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	11,000	115,060
Bob Evans Farms, Inc.	10,798	313,574
Cracker Barrel Old Country Store, Inc.	8,153	406,264
Domino's Pizza, Inc. (a)	17,365	225,745
Papa John's International, Inc. (a)	12,418	308,339
Ruth's Hospitality Group, Inc. (a)	27,659	133,870
WMS Industries, Inc. (a)(c)	9,023	418,036
		1,920,888
Household Durables - 2.2%
American Greetings Corp. Class A	18,729	441,630
Beazer Homes USA, Inc. (a)(c)	34,403	170,983
M/I Homes, Inc. (a)	9,417	111,497
Meritage Homes Corp. (a)	12,787	273,386
Ryland Group, Inc.	8,205	152,613
Standard Pacific Corp. (a)	84,904	428,765
Tempur-Pedic International, Inc. (a)(c)	8,470	281,204
Tupperware Brands Corp.	5,800	246,442
		2,106,520
Internet & Catalog Retail - 1.1%
HSN, Inc. (a)	18,215	490,894
Netflix, Inc. (a)	3,182	353,679
Orbitz Worldwide, Inc. (a)	6,339	33,597
Shutterfly, Inc. (a)	7,880	182,028
		1,060,198
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc. (c)	8,607	505,231
Media - 1.2%
Cinemark Holdings, Inc.	7,901	126,337
Journal Communications, Inc. Class A (a)	17,531	88,356
National CineMedia, Inc.	20,175	352,861
Valassis Communications, Inc. (a)	14,741	538,341
		1,105,895
Multiline Retail - 0.5%
Dillard's, Inc. Class A	15,949	457,577
Specialty Retail - 3.7%
Aeropostale, Inc. (a)	11,997	332,437

	Shares	Value
Asbury Automotive Group, Inc. (a)	20,822	$ 275,267
Finish Line, Inc. Class A	29,550	492,008
Group 1 Automotive, Inc. (a)	1,780	50,623
J. Crew Group, Inc. (a)	4,700	214,508
Jo-Ann Stores, Inc. (a)	14,006	639,794
Rent-A-Center, Inc. (a)	24,848	601,819
Sonic Automotive, Inc. Class A (sub. vtg.) (a)	34,769	343,865
The Cato Corp. Class A (sub. vtg.)	16,738	397,193
Tractor Supply Co.	3,393	229,910
		3,577,424
Textiles, Apparel & Luxury Goods - 2.5%
Carter's, Inc. (a)	5,283	161,448
Fossil, Inc. (a)	12,797	479,888
Jones Apparel Group, Inc.	30,276	594,621
Liz Claiborne, Inc. (a)(c)	36,829	225,762
Maidenform Brands, Inc. (a)	16,748	387,549
Oxford Industries, Inc.	20,254	422,093
Warnaco Group, Inc. (a)	4,183	178,154
		2,449,515
TOTAL CONSUMER DISCRETIONARY		15,169,390
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 0.9%
Andersons, Inc.	14,685	480,640
Casey's General Stores, Inc.	10,065	371,097
		851,737
Food Products - 2.5%
American Italian Pasta Co. Class A (a)	5,109	198,791
Darling International, Inc. (a)	21,449	171,592
Diamond Foods, Inc. (c)	12,177	504,737
Lancaster Colony Corp.	9,321	509,486
Sanderson Farms, Inc.	10,073	552,504
TreeHouse Foods, Inc. (a)	11,060	509,866
		2,446,976
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	46,009	355,189
Tobacco - 0.2%
Universal Corp.	5,759	235,370
TOTAL CONSUMER STAPLES		3,889,272
ENERGY - 5.1%
Energy Equipment & Services - 2.6%
Bronco Drilling Co., Inc. (a)	81,092	295,986
Cal Dive International, Inc. (a)	40,344	222,699
Carbo Ceramics, Inc.	796	51,501
Complete Production Services, Inc. (a)	35,581	462,909
ION Geophysical Corp. (a)	54,157	294,073
Newpark Resources, Inc. (a)	83,841	538,259
OYO Geospace Corp. (a)	8,276	377,634
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Pioneer Drilling Co. (a)	11,190	$ 66,357
Willbros Group, Inc. (a)	15,936	148,045
		2,457,463
Oil, Gas & Consumable Fuels - 2.5%
Alon USA Energy, Inc. (c)	6,979	47,108
Bill Barrett Corp. (a)	8,501	276,793
Cloud Peak Energy, Inc.	12,109	178,729
Gulfport Energy Corp. (a)	28,824	378,459
Petroquest Energy, Inc. (a)	77,981	489,721
Ship Finance International Ltd. (NY Shares)	12,641	228,549
Stone Energy Corp. (a)	15,871	212,830
Western Refining, Inc. (a)	10,000	52,600
World Fuel Services Corp.	21,481	559,150
		2,423,939
TOTAL ENERGY		4,881,402
FINANCIALS - 17.8%
Capital Markets - 1.1%
Gleacher & Co., Inc. (a)	99,480	391,951
Knight Capital Group, Inc. Class A (a)	8,141	118,940
PennantPark Investment Corp.	7,187	72,050
Piper Jaffray Companies (a)	1,875	62,081
Prospect Capital Corp.	11,000	113,410
Stifel Financial Corp. (a)	4,295	217,628
TICC Capital Corp.	12,993	106,932
		1,082,992
Commercial Banks - 6.5%
Alliance Financial Corp. (c)	3,782	105,064
Bank of the Ozarks, Inc. (c)	14,505	511,881
Cardinal Financial Corp.	3,013	31,637
Community Bank System, Inc.	23,068	527,104
CVB Financial Corp. (c)	31,039	308,217
Financial Institutions, Inc.	5,891	112,400
First Financial Bancorp, Ohio	28,885	459,127
First Financial Bankshares, Inc.	1,228	61,621
IBERIABANK Corp.	6,291	345,565
International Bancshares Corp.	24,723	488,279
Merchants Bancshares, Inc.	3,231	73,893
NBT Bancorp, Inc.	2,800	61,460
Prosperity Bancshares, Inc. (c)	14,977	539,771
Renasant Corp. (c)	8,779	125,979
S&T Bancorp, Inc.	9,200	198,444
Signature Bank, New York (a)	5,604	212,055
Southside Bancshares, Inc.	15,924	322,461
Tompkins Financial Corp.	3,300	131,406
Trustmark Corp.	4,342	97,131
UMB Financial Corp.	7,175	279,466
Washington Trust Bancorp, Inc.	9,273	169,232

	Shares	Value
WesBanco, Inc.	14,333	$ 269,747
Westamerica Bancorp.	6,732	374,770
Wilshire Bancorp, Inc. (c)	23,491	239,138
Wintrust Financial Corp.	6,876	245,198
		6,291,046
Consumer Finance - 1.1%
EZCORP, Inc. (non-vtg.) Class A (a)	6,156	112,716
Nelnet, Inc. Class A	26,369	522,106
World Acceptance Corp. (a)(c)	12,033	429,939
		1,064,761
Diversified Financial Services - 1.0%
Encore Capital Group, Inc. (a)	15,321	320,209
MarketAxess Holdings, Inc.	7,845	115,792
NewStar Financial, Inc. (a)	45,870	317,879
PHH Corp. (a)	9,158	201,934
		955,814
Insurance - 1.8%
Aspen Insurance Holdings Ltd.	12,344	311,809
FBL Financial Group, Inc. Class A	16,412	400,945
First Mercury Financial Corp.	12,641	154,979
Flagstone Reinsurance Holdings Ltd.	16,048	189,687
Nymagic, Inc.	13,511	274,949
Platinum Underwriters Holdings Ltd.	4,881	179,670
SeaBright Insurance Holdings, Inc.	20,141	207,654
		1,719,693
Real Estate Investment Trusts - 5.3%
Anworth Mortgage Asset Corp.	11,842	80,289
Ashford Hospitality Trust, Inc. (a)	12,996	103,318
BioMed Realty Trust, Inc.	17,000	289,170
CapLease, Inc.	13,593	69,460
Colonial Properties Trust (SBI)	10,232	154,299
Crexus Investment Corp.	9,465	123,329
Extra Space Storage, Inc.	16,000	240,640
First Industrial Realty Trust, Inc. (a)(c)	60,355	403,775
Healthcare Realty Trust, Inc.	9,490	217,606
Highwoods Properties, Inc. (SBI)	6,212	183,006
Home Properties, Inc.	1,228	59,718
LaSalle Hotel Properties (SBI)	5,500	123,750
MFA Financial, Inc.	9,800	71,834
Mid-America Apartment Communities, Inc.	2,470	134,936
Mission West Properties, Inc.	13,873	93,088
National Health Investors, Inc.	8,070	332,323
National Retail Properties, Inc.	17,784	390,892
Nationwide Health Properties, Inc.	6,790	240,977
Omega Healthcare Investors, Inc.	29,203	579,972
Parkway Properties, Inc.	3,500	58,975
PS Business Parks, Inc.	9,372	505,245
Redwood Trust, Inc.	9,624	146,189
Saul Centers, Inc.	10,523	403,557
Washington (REIT) (SBI)	3,744	109,999
		5,116,347
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Dime Community Bancshares, Inc.	12,900	$ 164,604
Doral Financial Corp. (a)(c)	41,489	132,765
Flushing Financial Corp.	19,264	260,835
Meridian Interstate Bancorp, Inc. (a)	6,485	74,318
NASB Financial, Inc.	1,651	28,216
Provident New York Bancorp	16,309	148,249
United Financial Bancorp, Inc.	7,000	94,920
		903,907
TOTAL FINANCIALS		17,134,560
HEALTH CARE - 12.5%
Biotechnology - 2.5%
Acorda Therapeutics, Inc. (a)	2,056	70,685
Alkermes, Inc. (a)	4,938	56,071
Alnylam Pharmaceuticals, Inc. (a)	743	11,739
ArQule, Inc. (a)	15,016	91,748
Celldex Therapeutics, Inc. (a)(c)	17,224	115,573
Cepheid, Inc. (a)	2,748	49,134
Cubist Pharmaceuticals, Inc. (a)	11,374	244,541
Exelixis, Inc. (a)	68,276	353,670
Human Genome Sciences, Inc. (a)	12,157	301,007
Incyte Corp. (a)(c)	4,180	53,880
InterMune, Inc. (a)	2,012	18,188
Isis Pharmaceuticals, Inc. (a)	3,389	31,179
Martek Biosciences (a)	3,416	63,503
Medivation, Inc. (a)	7,629	89,412
Nabi Biopharmaceuticals (a)	14,104	77,008
ONYX Pharmaceuticals, Inc. (a)	4,008	89,338
Osiris Therapeutics, Inc. (a)(c)	29,101	178,389
PDL BioPharma, Inc.	4,334	23,274
Regeneron Pharmaceuticals, Inc. (a)	3,857	110,194
Seattle Genetics, Inc. (a)	8,186	108,301
Theravance, Inc. (a)	1,227	15,595
Vanda Pharmaceuticals, Inc. (a)	14,255	104,204
Zymogenetics, Inc. (a)	26,160	121,644
		2,378,277
Health Care Equipment & Supplies - 3.3%
American Medical Systems Holdings, Inc. (a)(c)	28,498	642,915
Cantel Medical Corp.	14,559	249,541
ev3, Inc. (a)	20,000	378,400
Haemonetics Corp. (a)	2,572	138,734
Invacare Corp.	13,719	327,747
Kensey Nash Corp. (a)	6,155	142,181
Quidel Corp. (a)(c)	15,766	184,462
Sirona Dental Systems, Inc. (a)	3,099	109,643
Steris Corp.	14,567	463,668
Symmetry Medical, Inc. (a)	10,692	116,436

	Shares	Value
Thoratec Corp. (a)	5,129	$ 225,009
Young Innovations, Inc.	10,246	248,670
		3,227,406
Health Care Providers & Services - 4.7%
Amedisys, Inc. (a)(c)	9,351	464,932
American Dental Partners, Inc. (a)	8,820	105,752
AMN Healthcare Services, Inc. (a)	14,255	118,602
AmSurg Corp. (a)	11,203	221,819
Chemed Corp.	2,300	130,893
Continucare Corp. (a)	31,618	122,362
Cross Country Healthcare, Inc. (a)	8,704	74,071
Emergency Medical Services Corp. Class A (a)	5,768	308,992
Genoptix, Inc. (a)(c)	8,368	223,091
Hanger Orthopedic Group, Inc. (a)	11,619	198,104
Healthspring, Inc. (a)	12,654	219,800
InVentiv Health, Inc. (a)	14,167	353,892
Magellan Health Services, Inc. (a)	3,303	134,399
Molina Healthcare, Inc. (a)	1,687	46,426
NightHawk Radiology Holdings, Inc. (a)	38,979	124,343
Odyssey Healthcare, Inc. (a)	16,388	435,265
Owens & Minor, Inc.	11,775	351,719
PharMerica Corp. (a)	16,201	265,696
Providence Service Corp. (a)	13,611	223,084
Virtual Radiologic Corp. (a)(c)	21,896	369,604
		4,492,846
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc. (a)	11,665	76,406
Dionex Corp. (a)	577	45,439
Kendle International, Inc. (a)	5,787	81,597
		203,442
Pharmaceuticals - 1.8%
Caraco Pharmaceutical Laboratories Ltd. (a)	9,789	51,490
Impax Laboratories, Inc. (a)	20,239	426,537
Medicis Pharmaceutical Corp. Class A	12,957	300,473
Nektar Therapeutics (a)	9,705	118,692
Par Pharmaceutical Companies, Inc. (a)	4,902	136,080
Questcor Pharmaceuticals, Inc. (a)	19,466	184,343
Salix Pharmaceuticals Ltd. (a)	1,274	45,775
Santarus, Inc. (a)	15,000	43,350
Valeant Pharmaceuticals International (a)	9,107	423,293
		1,730,033
TOTAL HEALTH CARE		12,032,004
INDUSTRIALS - 13.5%
Aerospace & Defense - 1.0%
AAR Corp. (a)	17,237	339,569
Cubic Corp.	9,432	343,136
GenCorp, Inc. (non-vtg.) (a)(c)	53,030	275,756
		958,461
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
Hub Group, Inc. Class A (a)	11,000	$ 336,600
Airlines - 0.9%
Allegiant Travel Co.	9,983	551,960
SkyWest, Inc.	16,151	236,854
UAL Corp. (a)	2,750	55,028
		843,842
Building Products - 0.3%
Gibraltar Industries, Inc. (a)	16,721	219,380
Universal Forest Products, Inc.	1,836	68,024
		287,404
Commercial Services & Supplies - 2.2%
American Reprographics Co. (a)	5,937	56,936
ATC Technology Corp. (a)	6,237	116,632
Cenveo, Inc. (a)	21,620	159,556
Consolidated Graphics, Inc. (a)	10,416	478,511
HNI Corp.	7,000	214,620
M&F Worldwide Corp. (a)	8,272	257,838
Schawk, Inc. Class A	15,657	265,073
Tetra Tech, Inc. (a)	15,392	348,860
Waste Services, Inc. (a)	20,000	224,600
		2,122,626
Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	24,540	270,431
Dycom Industries, Inc. (a)	19,905	196,661
EMCOR Group, Inc. (a)	12,956	323,511
		790,603
Electrical Equipment - 2.1%
A.O. Smith Corp.	6,679	311,375
AZZ, Inc.	10,110	373,261
Belden, Inc.	11,368	294,431
Brady Corp. Class A	5,333	155,084
Encore Wire Corp.	7,614	150,377
EnerSys (a)	10,046	226,035
GrafTech International Ltd. (a)	2,460	40,861
Regal-Beloit Corp.	7,165	431,978
		1,983,402
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	5,600	198,352
Machinery - 2.4%
Actuant Corp. Class A	9,008	182,142
Briggs & Stratton Corp.	26,280	542,156
Columbus McKinnon Corp. (NY Shares) (a)	5,137	84,144
Lindsay Corp. (c)	11,343	387,590
Nordson Corp.	6,438	428,964
Tennant Co.	11,914	399,000
Watts Water Technologies, Inc. Class A	9,431	305,564
		2,329,560

	Shares	Value
Professional Services - 1.5%
Diamond Management & Technology Consultants, Inc.	21,244	$ 210,953
Kelly Services, Inc. Class A (non-vtg.) (a)	19,291	281,456
On Assignment, Inc. (a)	41,684	230,513
SFN Group, Inc. (a)	44,281	339,192
Towers Watson & Co.	8,656	398,176
		1,460,290
Road & Rail - 0.7%
Dollar Thrifty Automotive Group, Inc. (a)	7,197	336,100
Werner Enterprises, Inc.	13,496	304,200
		640,300
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	4,644	45,743
Beacon Roofing Supply, Inc. (a)	24,638	517,398
TAL International Group, Inc.	22,168	531,810
		1,094,951
TOTAL INDUSTRIALS		13,046,391
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.6%
ADC Telecommunications, Inc. (a)	32,367	267,351
Arris Group, Inc. (a)	30,642	336,143
Blue Coat Systems, Inc. (a)	14,443	310,091
InterDigital, Inc. (a)	20,422	533,014
Oplink Communications, Inc. (a)	24,417	349,651
Plantronics, Inc.	11,761	352,124
Polycom, Inc. (a)	2,625	78,829
Tekelec (a)	21,602	309,665
		2,536,868
Computers & Peripherals - 0.8%
Cray, Inc. (a)	19,095	90,892
Quantum Corp. (a)	110,704	260,154
Rimage Corp. (a)	7,023	115,318
Synaptics, Inc. (a)(c)	10,480	313,562
		779,926
Electronic Equipment & Components - 2.6%
Agilysys, Inc. (c)	10,470	70,568
Anixter International, Inc. (a)	7,200	342,000
Benchmark Electronics, Inc. (a)	27,199	502,638
Brightpoint, Inc. (a)	44,498	330,620
Checkpoint Systems, Inc. (a)	10,633	211,703
CPI International, Inc. (a)	5,721	87,760
CTS Corp.	10,159	106,974
Insight Enterprises, Inc. (a)	10,231	148,759
OSI Systems, Inc. (a)	10,160	266,903
SYNNEX Corp. (a)(c)	13,747	367,457
TTM Technologies, Inc. (a)	8,136	94,134
		2,529,516
Internet Software & Services - 1.2%
Digital River, Inc. (a)	3,633	100,053
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
EarthLink, Inc.	39,952	$ 343,188
j2 Global Communications, Inc. (a)	12,467	288,486
ValueClick, Inc. (a)	31,958	371,672
		1,103,399
IT Services - 2.2%
Acxiom Corp. (a)	29,307	510,235
CACI International, Inc. Class A (a)	6,623	306,248
CSG Systems International, Inc. (a)	12,761	261,856
Maximus, Inc.	2,200	131,780
SAIC, Inc. (a)	11,512	197,891
Teletech Holdings, Inc. (a)	16,412	212,207
Unisys Corp. (a)	3,600	83,520
VeriFone Holdings, Inc. (a)	14,578	294,184
Wright Express Corp. (a)	2,294	72,032
		2,069,953
Semiconductors & Semiconductor Equipment - 4.3%
Amkor Technology, Inc. (a)(c)	15,093	102,783
Atheros Communications, Inc. (a)	17,939	609,926
Diodes, Inc. (a)	9,494	187,601
DSP Group, Inc. (a)	41,030	277,773
Kopin Corp. (a)	66,463	237,938
Lattice Semiconductor Corp. (a)	127,407	631,939
MKS Instruments, Inc. (a)	12,883	255,856
PMC-Sierra, Inc. (a)	42,974	348,089
RF Micro Devices, Inc. (a)	68,317	327,922
Semtech Corp. (a)	5,725	100,817
Sigma Designs, Inc. (a)(c)	30,132	313,975
Skyworks Solutions, Inc. (a)	43,488	692,764
Tessera Technologies, Inc. (a)	3,991	69,364
		4,156,747
Software - 3.7%
Actuate Corp. (a)	28,002	125,729
Blackbaud, Inc.	2,089	47,107
Informatica Corp. (a)	8,021	206,942
Jack Henry & Associates, Inc.	25,151	604,630
JDA Software Group, Inc. (a)	2,796	74,709
Lawson Software, Inc. (a)	26,317	216,984
Manhattan Associates, Inc. (a)	10,243	296,535
MicroStrategy, Inc. Class A (a)	4,099	315,869
Monotype Imaging Holdings, Inc. (a)	12,580	124,165
Net 1 UEPS Technologies, Inc. (a)	21,011	300,878
Quest Software, Inc. (a)	20,155	390,100
Renaissance Learning, Inc.	9,020	140,983
Solera Holdings, Inc.	11,695	405,583
SonicWALL, Inc. (a)	21,259	193,669
TIBCO Software, Inc. (a)	11,764	134,227
		3,578,110
TOTAL INFORMATION TECHNOLOGY		16,754,519

	Shares	Value
MATERIALS - 5.2%
Chemicals - 2.4%
H.B. Fuller Co.	12,094	$ 257,965
Innophos Holdings, Inc.	19,457	555,303
OM Group, Inc. (a)	11,197	334,230
OMNOVA Solutions, Inc. (a)	63,921	513,286
PolyOne Corp. (a)	19,676	196,563
Sensient Technologies Corp.	5,447	150,827
W.R. Grace & Co. (a)(c)	6,587	168,825
Westlake Chemical Corp.	6,931	147,007
		2,324,006
Containers & Packaging - 1.2%
Boise, Inc. (a)	35,227	216,294
Rock-Tenn Co. Class A (c)	9,950	512,027
Silgan Holdings, Inc.	14,394	410,661
		1,138,982
Metals & Mining - 0.3%
Worthington Industries, Inc.	23,790	350,189
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc. (a)	27,733	336,124
Domtar Corp.	10,256	627,667
Glatfelter	23,888	277,101
		1,240,892
TOTAL MATERIALS		5,054,069
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Consolidated Communications Holdings, Inc.	16,307	281,622
HickoryTech Corp.	464	3,248
		284,870
Wireless Telecommunication Services - 0.3%
USA Mobility, Inc.	19,990	281,459
TOTAL TELECOMMUNICATION SERVICES		566,329
UTILITIES - 1.7%
Electric Utilities - 0.4%
IDACORP, Inc.	1,426	47,129
Portland General Electric Co.	6,500	122,915
UIL Holdings Corp.	9,500	240,160
		410,204
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	4,300	129,301
New Jersey Resources Corp.	3,740	132,583
Nicor, Inc.	2,131	86,114
Northwest Natural Gas Co.	2,245	98,713
Piedmont Natural Gas Co., Inc.	6,200	157,542
Southwest Gas Corp.	6,692	198,217
		802,470
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
Black Hills Corp.	9,228	$ 264,751
Multi-Utilities - 0.2%
Avista Corp.	7,044	135,949
TOTAL UTILITIES		1,613,374
TOTAL COMMON STOCKS (Cost $79,191,015)		90,141,310
Investment Companies - 0.6%

Ares Capital Corp. (Cost $579,887)	43,522	589,288
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.16% to 0.41% 6/3/10 to 12/16/10 (d) (Cost $519,258)	$ 520,000	519,510
Money Market Funds - 13.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (f)	4,893,151	4,893,151
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	7,872,422	7,872,422
TOTAL MONEY MARKET FUNDS (Cost $12,765,573)		12,765,573
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $93,055,733)	104,015,681
NET OTHER ASSETS - (8.0)%	(7,738,876)
NET ASSETS - 100%	$ 96,276,805
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
81 NYFE Russell 2000 Mini Index Contracts	June 2010	$ 5,354,910	$ (26,403)
The face value of futures purchased as a percentage of net assets - 5.6%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $519,510.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 32,510
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,169,390	$ 15,169,390	$ -	$ -
Consumer Staples	3,889,272	3,889,272	-	-
Energy	4,881,402	4,881,402	-	-
Financials	17,134,560	17,134,560	-	-
Health Care	12,032,004	12,032,004	-	-
Industrials	13,046,391	13,046,391	-	-
Information Technology	16,754,519	16,754,519	-	-
Materials	5,054,069	5,054,069	-	-
Telecommunication Services	566,329	566,329	-	-
Utilities	1,613,374	1,613,374	-	-
Investment Companies	589,288	589,288	-	-
U.S. Government and Government Agency Obligations	519,510	-	519,510	-
Money Market Funds	12,765,573	12,765,573	-	-
Total Investments in Securities:	$ 104,015,681	$ 103,496,171	$ 519,510	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (26,403)	$ (26,403)	$ -	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $93,173,577. Net unrealized appreciation aggregated $10,842,104, of which $16,044,046 related to appreciated investment securities and $5,201,942 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

May 31, 2010

1.850084.103

VEI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
Autoliv, Inc. (a)(c)	1,907	$ 90,583
Johnson Controls, Inc.	3,800	108,414
		198,997
Automobiles - 1.0%
Ford Motor Co. (a)(c)	55,566	651,789
Diversified Consumer Services - 0.1%
ITT Educational Services, Inc. (a)(c)	600	60,564
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	12,853	228,526
Darden Restaurants, Inc. (c)	4,500	193,050
The Cheesecake Factory, Inc. (a)(c)	4,926	125,613
		547,189
Media - 5.1%
CBS Corp. Class B (c)	13,699	199,457
Comcast Corp. Class A	35,177	636,352
DIRECTV (a)	4,400	165,836
Gannett Co., Inc.	13,734	213,426
News Corp. Class A	28,501	376,213
The Walt Disney Co.	23,655	790,550
Time Warner Cable, Inc.	3,464	189,585
Time Warner, Inc.	18,135	562,004
Viacom, Inc. Class B (non-vtg.) (a)	6,529	219,440
		3,352,863
Multiline Retail - 0.7%
Macy's, Inc.	20,763	461,146
Specialty Retail - 2.6%
Gap, Inc.	15,002	327,044
Home Depot, Inc.	21,011	711,432
Lowe's Companies, Inc.	10,640	263,340
Rent-A-Center, Inc. (a)(c)	13,855	335,568
Signet Jewelers Ltd. (a)	3,543	110,010
		1,747,394
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc. (a)	3,935	120,254
Jones Apparel Group, Inc.	7,375	144,845
VF Corp.	2,100	162,435
		427,534
TOTAL CONSUMER DISCRETIONARY		7,447,476
CONSUMER STAPLES - 5.0%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	5,441	142,010
Dr Pepper Snapple Group, Inc.	3,000	113,580
The Coca-Cola Co.	4,226	217,216
		472,806

	Shares	Value
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	11,057	$ 382,904
SUPERVALU, Inc.	8,019	108,016
		490,920
Food Products - 2.4%
ConAgra Foods, Inc. (c)	5,200	125,736
Del Monte Foods Co.	19,235	280,446
General Mills, Inc.	2,902	206,709
Hershey Co.	3,700	173,160
Kraft Foods, Inc. Class A	14,144	404,518
Tyson Foods, Inc. Class A	23,550	414,009
		1,604,578
Household Products - 1.1%
Procter & Gamble Co.	11,523	703,940
TOTAL CONSUMER STAPLES		3,272,244
ENERGY - 17.6%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc. (c)	4,422	168,655
FMC Technologies, Inc. (a)(c)	1,500	87,225
Halliburton Co.	9,572	237,673
National Oilwell Varco, Inc.	12,302	469,075
Oil States International, Inc. (a)	5,320	207,693
RPC, Inc.	13,393	151,207
Schlumberger Ltd.	7,788	437,296
		1,758,824
Oil, Gas & Consumable Fuels - 15.0%
Anadarko Petroleum Corp.	5,902	308,852
Apache Corp. (c)	4,939	442,238
Chesapeake Energy Corp.	5,950	132,923
Chevron Corp.	22,696	1,676,554
Cimarex Energy Co.	2,600	191,048
ConocoPhillips	19,388	1,005,462
Devon Energy Corp.	4,756	303,671
EOG Resources, Inc.	1,400	146,776
Exxon Mobil Corp.	43,485	2,629,094
Frontline Ltd. (NY Shares) (c)	6,500	213,785
Hess Corp.	3,432	182,582
Marathon Oil Corp. (c)	6,331	196,831
Newfield Exploration Co. (a)	3,500	182,210
Noble Energy, Inc.	2,000	118,980
Occidental Petroleum Corp.	11,618	958,601
Peabody Energy Corp.	4,938	192,384
Southern Union Co.	5,464	118,951
Spectra Energy Corp. (c)	18,290	365,983
World Fuel Services Corp. (c)	9,550	248,587
XTO Energy, Inc.	6,172	263,791
		9,879,303
TOTAL ENERGY		11,638,127
Common Stocks - continued
	Shares	Value
FINANCIALS - 24.1%
Capital Markets - 3.1%
Ameriprise Financial, Inc.	3,000	$ 119,370
Bank of New York Mellon Corp.	9,069	246,677
Franklin Resources, Inc.	2,510	246,206
Goldman Sachs Group, Inc.	6,438	928,746
Morgan Stanley	8,435	228,673
Raymond James Financial, Inc. (c)	3,849	108,811
State Street Corp.	2,109	80,501
Waddell & Reed Financial, Inc. Class A (c)	4,286	114,908
		2,073,892
Commercial Banks - 5.8%
BB&T Corp.	6,034	182,468
Fifth Third Bancorp	6,800	88,332
International Bancshares Corp.	10,064	198,764
M&T Bank Corp.	1,300	103,012
PNC Financial Services Group, Inc. (c)	9,685	607,734
Prosperity Bancshares, Inc.	8,765	315,891
SunTrust Banks, Inc.	2,500	67,375
TCF Financial Corp. (c)	5,500	88,770
U.S. Bancorp, Delaware	23,186	555,537
Wells Fargo & Co.	56,905	1,632,604
		3,840,487
Consumer Finance - 1.2%
American Express Co.	8,202	327,014
Capital One Financial Corp.	8,413	347,457
Discover Financial Services	7,918	106,497
		780,968
Diversified Financial Services - 7.6%
Bank of America Corp.	117,558	1,850,363
Citigroup, Inc. (a)	225,021	891,083
CME Group, Inc.	408	129,193
JPMorgan Chase & Co.	47,405	1,876,290
NYSE Euronext	8,977	257,371
		5,004,300
Insurance - 3.5%
Allstate Corp.	4,033	123,531
American Financial Group, Inc. (c)	11,408	318,283
Aspen Insurance Holdings Ltd.	2,969	74,997
Endurance Specialty Holdings Ltd.	4,898	181,716
MetLife, Inc.	6,454	261,322
PartnerRe Ltd.	4,450	324,628
Prudential Financial, Inc.	1,459	84,199
RenaissanceRe Holdings Ltd.	1,861	100,606
The Chubb Corp. (c)	2,104	105,705
The Travelers Companies, Inc.	5,982	295,930
Unitrin, Inc.	4,020	107,294
Unum Group (c)	13,459	310,903
		2,289,114

	Shares	Value
Real Estate Investment Trusts - 2.2%
Annaly Capital Management, Inc. (c)	15,462	$ 262,236
Equity Residential (SBI) (c)	2,500	112,825
Hospitality Properties Trust (SBI)	8,665	194,963
Plum Creek Timber Co., Inc. (c)	5,734	200,805
PS Business Parks, Inc.	1,900	102,429
Public Storage	1,381	128,005
Rayonier, Inc.	5,100	228,888
Simon Property Group, Inc.	1,095	93,108
Vornado Realty Trust (c)	1,400	108,752
		1,432,011
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	8,686	109,530
New York Community Bancorp, Inc. (c)	17,055	273,733
NewAlliance Bancshares, Inc.	5,500	64,735
		447,998
TOTAL FINANCIALS		15,868,770
HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 0.5%
CareFusion Corp. (a)(c)	9,538	242,456
Zimmer Holdings, Inc. (a)	1,800	100,674
		343,130
Health Care Providers & Services - 3.2%
Aetna, Inc.	7,311	213,189
Cardinal Health, Inc.	12,800	441,472
Health Management Associates, Inc. Class A (a)(c)	9,171	85,290
Humana, Inc. (a)(c)	5,074	233,658
Lincare Holdings, Inc. (c)	3,812	178,478
McKesson Corp. (c)	1,600	112,000
UnitedHealth Group, Inc.	17,874	519,597
WellPoint, Inc. (a)	5,952	305,338
		2,089,022
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	3,200	166,592
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	4,446	103,192
Eli Lilly & Co.	5,865	192,313
Endo Pharmaceuticals Holdings, Inc. (a)	7,700	161,238
Forest Laboratories, Inc. (a)	6,686	173,034
Johnson & Johnson	7,360	429,088
Merck & Co., Inc.	20,257	682,458
Pfizer, Inc.	90,877	1,384,057
		3,125,380
TOTAL HEALTH CARE		5,724,124
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.7%
General Dynamics Corp.	3,675	249,533
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
ITT Corp.	6,300	$ 304,164
L-3 Communications Holdings, Inc.	2,827	233,595
Northrop Grumman Corp.	2,988	180,744
Raytheon Co.	5,187	271,851
The Boeing Co.	7,484	480,323
United Technologies Corp.	900	60,642
		1,780,852
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	3,200	167,264
FedEx Corp.	2,732	228,095
United Parcel Service, Inc. Class B	3,342	209,744
		605,103
Construction & Engineering - 0.6%
EMCOR Group, Inc. (a)(c)	6,480	161,806
URS Corp. (a)	5,100	227,358
		389,164
Electrical Equipment - 1.4%
EnerSys (a)(c)	2,800	63,000
General Cable Corp. (a)	6,500	202,540
Regal-Beloit Corp.	5,943	358,303
Thomas & Betts Corp. (a)	8,367	320,791
		944,634
Industrial Conglomerates - 3.9%
Carlisle Companies, Inc.	6,600	256,674
General Electric Co.	139,470	2,280,335
		2,537,009
Machinery - 1.3%
Caterpillar, Inc. (c)	2,581	156,822
Deere & Co. (c)	3,956	228,182
Eaton Corp.	2,000	139,900
Illinois Tool Works, Inc.	4,115	191,059
Parker Hannifin Corp.	2,000	122,920
		838,883
Road & Rail - 0.9%
CSX Corp.	3,924	205,029
Norfolk Southern Corp.	3,764	212,515
Union Pacific Corp.	2,770	197,861
		615,405
TOTAL INDUSTRIALS		7,711,050
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.4%
Arris Group, Inc. (a)	5,900	64,723
Harris Corp.	1,768	82,937
Motorola, Inc. (a)	15,548	106,504
		254,164

	Shares	Value
Computers & Peripherals - 1.3%
EMC Corp. (a)	16,722	$ 311,364
Hewlett-Packard Co.	12,169	559,896
		871,260
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	2,507	68,391
Avnet, Inc. (a)(c)	8,000	229,760
Tech Data Corp. (a)(c)	6,506	264,469
Vishay Intertechnology, Inc. (a)	27,587	249,662
		812,282
Internet Software & Services - 0.2%
eBay, Inc. (a)	7,100	152,011
IT Services - 0.4%
Computer Sciences Corp.	2,629	131,424
International Business Machines Corp.	1,041	130,396
		261,820
Office Electronics - 0.2%
Xerox Corp.	13,273	123,572
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	6,673	86,148
Intel Corp.	27,945	598,582
Intersil Corp. Class A (c)	6,797	90,468
Micron Technology, Inc. (a)(c)	16,000	145,440
RF Micro Devices, Inc. (a)(c)	12,000	57,600
Texas Instruments, Inc. (c)	6,967	170,134
		1,148,372
Software - 0.3%
Microsoft Corp.	6,302	162,592
TOTAL INFORMATION TECHNOLOGY		3,786,073
MATERIALS - 3.9%
Chemicals - 2.3%
Ashland, Inc.	4,410	236,420
Cabot Corp.	5,491	153,803
Dow Chemical Co.	11,067	297,813
E.I. du Pont de Nemours & Co.	7,146	258,471
Lubrizol Corp. (c)	4,592	406,713
PPG Industries, Inc.	2,000	128,140
		1,481,360
Containers & Packaging - 0.5%
Graphic Packaging Holding Co. (a)	29,460	93,094
Rock-Tenn Co. Class A	2,100	108,066
Silgan Holdings, Inc.	4,932	140,710
		341,870
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	2,814	197,121
Nucor Corp. (c)	2,200	94,710
		291,831
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.7%
Domtar Corp.	3,028	$ 185,314
International Paper Co.	11,959	277,808
		463,122
TOTAL MATERIALS		2,578,183
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	81,196	1,973,063
CenturyTel, Inc.	3,500	120,155
Qwest Communications International, Inc.	18,000	94,320
Verizon Communications, Inc.	29,868	821,967
		3,009,505
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	35,485	182,038
TOTAL TELECOMMUNICATION SERVICES		3,191,543
UTILITIES - 5.6%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	5,770	184,409
DPL, Inc.	7,633	191,130
Duke Energy Corp. (c)	15,180	242,273
Edison International	3,800	122,968
Entergy Corp.	857	64,335
Exelon Corp.	7,864	303,550
FirstEnergy Corp. (c)	2,100	73,941
FPL Group, Inc.	2,957	147,643
IDACORP, Inc. (c)	6,100	201,605
Progress Energy, Inc. (c)	2,943	113,570
Southern Co.	9,784	319,937
		1,965,361
Gas Utilities - 0.3%
Energen Corp.	4,030	178,408
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	4,115	145,589
Mirant Corp. (a)	7,431	92,293
		237,882
Multi-Utilities - 2.0%
Consolidated Edison, Inc. (c)	1,782	75,895
Dominion Resources, Inc.	10,907	424,937
DTE Energy Co. (c)	8,305	377,961
PG&E Corp. (c)	4,277	177,496
Public Service Enterprise Group, Inc.	3,800	116,394

	Shares	Value
Sempra Energy	765	$ 35,190
Xcel Energy, Inc. (c)	5,400	110,646
		1,318,519
TOTAL UTILITIES		3,700,170
TOTAL COMMON STOCKS (Cost $63,753,982)		64,917,760
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.41% 11/18/10 to 12/16/10 (d) (Cost $199,648)	$ 200,000	199,789
Money Market Funds - 16.6%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (f)	785,608	785,608
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	10,205,944	10,205,944
TOTAL MONEY MARKET FUNDS (Cost $10,991,552)		10,991,552
TOTAL INVESTMENT PORTFOLIO - 115.3% (Cost $74,945,182)	76,109,101
NET OTHER ASSETS - (15.3)%	(10,105,387)
NET ASSETS - 100%	$ 66,003,714
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
19 CME E-mini S&P 500 Index Contracts	June 2010	$ 1,034,075	$ (48,996)

The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,789.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 6,053
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,447,476	$ 7,447,476	$ -	$ -
Consumer Staples	3,272,244	3,272,244	-	-
Energy	11,638,127	11,638,127	-	-
Financials	15,868,770	15,868,770	-	-
Health Care	5,724,124	5,724,124	-	-
Industrials	7,711,050	7,711,050	-	-
Information Technology	3,786,073	3,786,073	-	-
Materials	2,578,183	2,578,183	-	-
Telecommunication Services	3,191,543	3,191,543	-	-
Utilities	3,700,170	3,700,170	-	-
U.S. Government and Government Agency Obligations	199,789	-	199,789	-
Money Market Funds	10,991,552	10,991,552	-	-
Total Investments in Securities:	$ 76,109,101	$ 75,909,312	$ 199,789	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (48,996)	$ (48,996)	$ -	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $75,042,685. Net unrealized appreciation aggregated $1,066,416, of which $7,952,270 related to appreciated investment securities and $6,885,854 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

May 31, 2010

1.870940.102

IEI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 8.4%
AGL Energy Ltd.	3,600	$ 42,063
Amcor Ltd.	11,064	57,393
Asciano Group unit (a)	17,500	23,656
ASX Ltd.	806	21,048
Australia & New Zealand Banking Group Ltd.	3,440	64,839
Bendigo & Adelaide Bank Ltd.	5,400	38,733
BHP Billiton Ltd.	8,640	279,133
Caltex Australia Ltd.	4,700	43,202
Coca-Cola Amatil Ltd.	2,647	24,331
Commonwealth Bank of Australia	5,200	225,680
Crown Ltd.	7,400	48,890
CSL Ltd.	2,370	63,333
Fortescue Metals Group Ltd. (a)	16,000	54,611
Fosters Group Ltd.	13,957	65,797
Goodman Fielder Ltd.	30,000	34,216
Incitec Pivot Ltd.	10,932	27,892
Insurance Australia Group Ltd.	18,100	55,203
Intoll Group unit	27,000	23,723
MAp Group unit	12,600	29,274
Metcash Ltd.	13,213	42,978
National Australia Bank Ltd.	2,950	61,386
Orica Ltd.	2,500	54,176
QBE Insurance Group Ltd.	2,245	37,289
Rio Tinto Ltd.	2,090	118,552
Telstra Corp. Ltd.	22,400	55,638
Wesfarmers Ltd.	3,000	73,755
Westfield Group unit	6,049	65,108
Westpac Banking Corp.	4,051	78,546
Woolworths Ltd.	3,482	78,398
TOTAL AUSTRALIA		1,888,843
Austria - 0.7%
Erste Bank AG	1,249	45,147
OMV AG	1,320	42,126
Telekom Austria AG	700	8,948
Voestalpine AG	1,800	49,761
TOTAL AUSTRIA		145,982
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	33,000	29,843
Bailiwick of Jersey - 0.7%
Experian PLC	8,980	80,752
Petrofac Ltd.	5,000	81,855
TOTAL BAILIWICK OF JERSEY		162,607
Belgium - 1.2%
Anheuser-Busch InBev SA NV	2,970	143,547
Colruyt NV	145	33,038

	Shares	Value
Delhaize Group SA	645	$ 51,112
Mobistar SA	580	29,114
TOTAL BELGIUM		256,811
Bermuda - 0.3%
Noble Group Ltd.	18,545	23,971
Yue Yuen Industrial (Holdings) Ltd.	15,500	47,975
TOTAL BERMUDA		71,946
Denmark - 1.1%
Coloplast AS Series B	800	83,089
Novo Nordisk AS Series B	1,575	121,774
Novozymes AS Series B	280	30,054
Sydbank AS (a)	550	12,926
TOTAL DENMARK		247,843
Finland - 1.4%
Fortum Corp.	3,400	76,089
KCI Konecranes Oyj	2,310	62,154
Kone Oyj (B Shares)	1,920	74,999
Nokia Corp.	5,892	60,674
Outokumpu Oyj (A Shares)	712	11,300
Wartsila Corp.	563	24,271
TOTAL FINLAND		309,487
France - 9.1%
Aeroports de Paris	349	23,787
Alstom SA	873	42,028
AXA SA	2,102	34,796
BIC SA	750	53,647
BNP Paribas SA	3,400	193,653
Bouygues SA	702	30,095
Carrefour SA	844	35,004
Casino Guichard Perrachon et Compagnie	840	64,487
CNP Assurances	400	28,198
Compagnie de St. Gobain	1,795	69,321
Credit Agricole SA	5,300	57,883
Danone	370	19,128
Eutelsat Communications	1,830	60,001
France Telecom SA	5,170	98,590
GDF Suez	2,623	81,516
Gecina SA	595	49,588
Hermes International SA	399	52,820
JC Decaux SA (a)	1,200	28,678
Klepierre SA	1,109	29,867
L'Air Liquide SA	990	97,208
L'Air Liquide SA rights 12/31/99 (a)	990	6,481
Legrand SA	1,200	35,543
PagesJaunes Groupe SA	4,270	49,539
Safran SA	1,803	49,278
Sanofi-Aventis	3,080	187,382
Schneider Electric SA	243	24,512
Societe Generale Series A	1,800	77,620
Common Stocks - continued
	Shares	Value
France - continued
Technip SA	995	$ 64,782
Total SA	4,620	214,457
Unibail-Rodamco	490	76,531
VINCI SA	1,400	63,549
Vivendi	2,340	50,769
TOTAL FRANCE		2,050,738
Germany - 7.3%
Allianz AG	1,110	111,135
BASF AG	2,410	127,674
Bayer AG	2,590	144,985
Daimler AG (Germany) (a)	2,028	102,297
Deutsche Bank AG	1,880	111,936
Deutsche Boerse AG	677	41,304
Deutsche Postbank AG (a)	867	26,400
Deutsche Telekom AG	5,892	66,074
E.ON AG	3,722	113,243
Infineon Technologies AG (a)	13,700	78,562
K&S AG	656	29,543
Linde AG	865	89,266
Munich Re Group	426	54,245
Puma AG	95	27,005
RWE AG	1,160	83,260
SAP AG	1,560	67,606
Siemens AG	2,270	206,722
Thyssenkrupp AG	1,960	52,918
TUI AG (a)	3,740	34,050
Volkswagen AG	97	8,372
Wacker Chemie AG	525	65,947
TOTAL GERMANY		1,642,544
Greece - 0.5%
Coca-Cola Hellenic Bottling Co. SA	1,400	31,331
Greek Organization of Football Prognostics SA	2,740	43,655
National Bank of Greece SA (a)	1,096	13,525
Piraeus Bank SA	2,185	10,995
Public Power Corp. of Greece	710	11,006
TOTAL GREECE		110,512
Hong Kong - 2.4%
ASM Pacific Technology Ltd.	4,600	34,974
Bank of East Asia Ltd.	9,680	35,245
BOC Hong Kong (Holdings) Ltd.	41,000	92,569
CLP Holdings Ltd.	10,000	70,443
Hang Seng Bank Ltd.	2,000	26,611
Henderson Land Development Co. Ltd.	4,000	23,811
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	800	284
Hong Kong Electric Holdings Ltd.	3,500	20,789
Hong Kong Exchanges and Clearing Ltd.	1,600	24,638
Hutchison Whampoa Ltd.	5,000	31,112
Hysan Development Co. Ltd.	5,000	12,971

	Shares	Value
Kerry Properties Ltd.	8,000	$ 33,289
New World Development Co. Ltd.	21,000	33,551
Sun Hung Kai Properties Ltd.	4,495	59,288
Wheelock and Co. Ltd.	16,000	42,844
TOTAL HONG KONG		542,419
Ireland - 0.3%
CRH PLC	1,387	30,716
Kerry Group PLC Class A	680	18,888
Ryanair Holdings PLC (a)	6,100	25,374
TOTAL IRELAND		74,978
Israel - 0.4%
Teva Pharmaceutical Industries Ltd.	1,700	90,407
Italy - 2.1%
Assicurazioni Generali SpA	1,101	20,237
Banca Carige SpA	9,787	19,386
Enel SpA	16,890	77,664
ENI SpA	5,321	99,506
EXOR SpA	1,500	25,061
Finmeccanica SpA	4,420	47,256
Fondiaria-Sai SpA	1,771	17,845
Intesa Sanpaolo SpA	20,964	56,033
Mediobanca SpA	3,747	28,697
Mediobanca SpA warrants 3/18/11 (a)	3,569	210
Telecom Italia SpA	19,506	22,834
UniCredit SpA	20,633	44,170
Unipol Gruppo Finanziario SpA	17,626	14,920
TOTAL ITALY		473,819
Japan - 23.4%
Aeon Credit Service Co. Ltd.	1,100	10,926
Aeon Mall Co. Ltd.	1,800	36,745
Asahi Glass Co. Ltd.	4,000	42,320
Astellas Pharma, Inc.	2,200	70,866
Bank of Yokohama Ltd.	7,000	33,419
Canon, Inc.	2,500	102,755
Central Japan Railway Co.	13	106,009
Chiba Bank Ltd.	4,000	24,365
Chubu Electric Power Co., Inc.	4,200	97,216
Chuo Mitsui Trust Holdings, Inc.	9,000	32,004
Dai-ichi Mutual Life Insurance Co.	6	9,878
Daito Trust Construction Co.	1,400	70,603
Daiwa Securities Group, Inc.	4,000	17,911
DeNA Co. Ltd.	3,000	90,479
Dentsu, Inc.	1,800	45,931
East Japan Railway Co.	1,700	109,708
Eisai Co. Ltd.	1,000	33,310
Electric Power Development Co. Ltd.	900	26,877
Elpida Memory, Inc. (a)	3,700	67,206
FamilyMart Co. Ltd.	1,200	39,076
Fast Retailing Co. Ltd.	100	14,048
Fujifilm Holdings Corp.	2,000	59,485
Fukuoka Financial Group, Inc.	14,000	58,849
Common Stocks - continued
	Shares	Value
Japan - continued
Hino Motors Ltd.	12,000	$ 60,583
Hitachi High-Technologies Corp.	2,300	43,493
Hitachi Ltd. (a)	29,000	118,400
Hokuhoku Financial Group, Inc.	16,000	29,150
Honda Motor Co. Ltd.	5,300	161,126
Inpex Corp.	9	56,500
Isetan Mitsukoshi Holdings Ltd.	1,400	14,366
Itochu Corp.	6,000	49,717
Japan Steel Works Ltd.	4,000	37,974
Japan Tobacco, Inc.	9	28,211
JFE Holdings, Inc.	2,500	84,097
JGC Corp.	3,000	47,775
Jupiter Telecommunications Co.	40	39,511
Kansai Electric Power Co., Inc.	1,900	43,499
Kao Corp.	2,700	59,829
KDDI Corp.	13	58,783
Kinden Corp.	6,000	51,890
Kirin Holdings Co. Ltd.	2,000	26,955
Konami Corp.	1,800	30,067
Kuraray Co. Ltd.	2,000	24,804
Lawson, Inc.	700	29,770
Marubeni Corp.	8,000	44,515
Minebea Ltd.	12,000	68,880
Mitsubishi Corp.	3,200	72,067
Mitsubishi UFJ Financial Group, Inc.	28,900	139,877
Mitsui & Co. Ltd.	5,500	78,110
Mitsui Engineering & Shipbuilding Co.	24,000	54,788
Mitsui O.S.K. Lines Ltd.	6,000	42,671
Mizuho Financial Group, Inc.	20,000	35,998
Nidec Corp.	400	36,394
Nintendo Co. Ltd.	250	73,753
Nippon Electric Glass Co. Ltd.	4,000	52,461
Nippon Telegraph & Telephone Corp.	400	16,177
Nissan Motor Co. Ltd. (a)	15,100	110,041
Nisshin Seifun Group, Inc.	3,500	39,335
Nitori Co. Ltd.	800	63,831
Nitto Denko Corp.	1,100	39,115
NKSJ Holdings, Inc. (a)	5,000	31,060
Nomura Holdings, Inc.	4,200	26,090
NTT Data Corp.	16	59,441
NTT DoCoMo, Inc.	28	41,578
Oji Paper Co. Ltd.	11,000	53,240
ORIX Corp.	380	28,944
Osaka Gas Co. Ltd.	13,000	44,230
Panasonic Corp.	2,000	25,484
Resona Holdings, Inc.	5,300	66,952
Sankyo Co. Ltd. (Gunma)	1,300	56,215
Sega Sammy Holdings, Inc.	2,900	37,302
Seiko Epson Corp.	2,300	31,251
Seven & i Holdings Co., Ltd.	1,400	32,252
Shin-Etsu Chemical Co., Ltd.	900	45,240
Sony Corp.	2,700	83,446

	Shares	Value
Sony Financial Holdings, Inc.	18	$ 62,328
Stanley Electric Co. Ltd.	1,400	25,706
Sumitomo Corp.	4,300	46,580
Sumitomo Heavy Industries Ltd.	6,000	34,506
Sumitomo Mitsui Financial Group, Inc.	3,100	91,964
Sumitomo Realty & Development Co. Ltd.	5,000	89,228
Sumitomo Trust & Banking Co. Ltd.	7,000	37,337
Sysmex Corp.	400	23,048
Taisei Corp.	24,000	47,413
Takeda Pharmaceutical Co. Ltd.	2,700	112,457
Tokio Marine Holdings, Inc.	2,600	72,737
Tokuyama Corp.	6,000	31,147
Tokyo Electric Power Co.	2,000	49,542
Tokyo Gas Co., Ltd.	11,000	47,928
Tokyu Land Corp.	10,000	37,096
Toshiba Corp. (a)	7,000	35,878
Toyo Suisan Kaisha Ltd.	1,500	33,172
Toyoda Gosei Co. Ltd.	2,300	58,488
Toyota Motor Corp.	6,400	230,390
Yamada Denki Co. Ltd.	720	49,467
Yamaguchi Financial Group, Inc.	3,000	28,744
Yamato Kogyo Co. Ltd.	900	24,566
Yamazaki Baking Co. Ltd.	5,000	61,845
TOTAL JAPAN		5,258,791
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	943	28,883
SES SA FDR (France) unit	2,688	56,501
Tenaris SA	3,940	74,068
TOTAL LUXEMBOURG		159,452
Netherlands - 2.9%
Akzo Nobel NV	372	19,108
ASML Holding NV:
(Netherlands)	1,400	40,580
(NY Shares)	700	19,782
ING Groep NV (Certificaten Van Aandelen) unit (a)	13,820	110,263
Koninklijke Ahold NV	8,310	104,692
Koninklijke Boskalis Westminster NV	1,250	47,713
Koninklijke KPN NV	2,705	35,226
Koninklijke Philips Electronics NV	2,398	71,957
Reed Elsevier NV	2,452	25,648
STMicroelectronics NV	5,465	43,226
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	4,740	130,337
TOTAL NETHERLANDS		648,532
New Zealand - 0.1%
Sky City Entertainment Group Ltd.	10,695	21,576
Norway - 0.7%
DnB NOR ASA	5,744	57,311
Common Stocks - continued
	Shares	Value
Norway - continued
StatoilHydro ASA	2,800	$ 55,398
Telenor ASA	3,400	41,760
TOTAL NORWAY		154,469
Portugal - 0.2%
Banco Espirito Santo SA (Reg.)	6,552	25,360
Portugal Telecom SGPS SA (Reg.)	2,076	21,324
TOTAL PORTUGAL		46,684
Singapore - 1.2%
Ascendas Real Estate Investment Trust (A-REIT)	13,000	17,453
ComfortDelgro Corp. Ltd.	20,000	20,139
Jardine Cycle & Carriage Ltd.	2,000	39,420
SembCorp Industries Ltd.	22,000	62,844
SembCorp Marine Ltd.	23,000	63,729
Singapore Telecommunications Ltd.	11,000	22,781
Yangzijiang Shipbuilding Holdings Ltd.	37,000	33,293
TOTAL SINGAPORE		259,659
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA	7,605	79,717
Banco Santander SA	18,260	187,023
Bankinter SA	1,700	9,803
Cintra Concesiones de Infrastructuras de Transporte SA	4,800	31,931
EDP Renovaveis SA (a)	60	344
Iberdrola SA	9,940	65,940
Mapfre SA (Reg.)	8,382	23,605
Repsol YPF SA	2,174	44,333
Telefonica SA	10,280	196,858
Vallehermoso SA (a)	5,680	32,641
TOTAL SPAIN		672,195
Sweden - 2.4%
Alfa Laval AB	1,600	20,309
H&M Hennes & Mauritz AB (B Shares)	1,285	73,082
Nordea Bank AB	5,780	47,605
Skandinaviska Enskilda Banken AB (A Shares)	8,640	45,282
SSAB Svenskt Stal AB (A Shares)	2,220	32,736
Svenska Cellulosa AB (SCA) (B Shares)	5,000	58,382
Svenska Handelsbanken AB (A Shares)	2,531	61,793
Swedish Match Co.	3,230	67,787
TELE2 AB (B Shares)	4,345	63,070
Telefonaktiebolaget LM Ericsson (B Shares)	7,561	77,648
TOTAL SWEDEN		547,694
Switzerland - 7.1%
ABB Ltd. (Reg.)	4,611	79,072
Credit Suisse Group (Reg.)	2,031	78,940
Geberit AG (Reg.)	481	72,866
Nestle SA	9,690	439,528

	Shares	Value
Novartis AG	3,740	$ 169,971
Pargesa Holding SA	790	53,341
Roche Holding AG (participation certificate)	1,780	244,534
Sonova Holding AG Class B	448	48,593
Straumann Holding AG	170	36,128
Sulzer AG (Reg.)	748	62,323
Swiss Reinsurance Co.	1,720	70,322
Syngenta AG (Switzerland)	298	66,245
The Swatch Group AG (Bearer)	100	26,264
UBS AG (a)	6,080	81,737
Zurich Financial Services AG	368	75,435
TOTAL SWITZERLAND		1,605,299
United Kingdom - 19.3%
3i Group PLC	10,000	41,422
Anglo American PLC (United Kingdom) (a)	3,270	126,511
Antofagasta PLC	2,483	31,985
AstraZeneca PLC:
(United Kingdom)	1,320	55,684
sponsored ADR (c)	3,360	141,960
Aviva PLC	5,824	27,088
BAE Systems PLC	18,290	85,812
Barclays PLC	34,970	155,122
BG Group PLC	6,748	104,094
BHP Billiton PLC	4,530	125,993
BP PLC	46,580	335,092
British American Tobacco PLC (United Kingdom)	4,436	131,731
British Land Co. PLC	4,894	32,033
BT Group PLC	25,000	46,161
Cable & Wireless PLC	14,975	12,704
Cable & Wireless Worldwide PLC	14,975	17,374
Centrica PLC	16,449	65,719
Compass Group PLC	15,430	120,132
Diageo PLC	4,000	61,355
EnQuest PLC (a)	4,000	5,679
Eurasian Natural Resources Corp. PLC	3,000	43,791
FirstGroup PLC	5,000	27,391
GlaxoSmithKline PLC	2,172	36,537
GlaxoSmithKline PLC sponsored ADR	5,929	198,384
HSBC Holdings PLC:
(United Kingdom)	24,300	221,800
sponsored ADR	1,956	88,724
Imperial Tobacco Group PLC	2,110	55,219
Land Securities Group PLC	3,006	26,266
Legal & General Group PLC	53,160	61,097
Lloyds TSB Group PLC	112,759	92,823
LogicaCMG PLC	33,630	61,950
National Grid PLC	5,403	39,222
National Grid PLC rights 6/11/10 (a)	2,161	4,312
Next PLC	2,510	75,869
Pearson PLC	3,305	45,673
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Reckitt Benckiser Group PLC	1,960	$ 92,471
Reed Elsevier PLC	7,505	52,550
Rio Tinto PLC	3,930	182,214
Royal Bank of Scotland Group PLC (a)	31,851	21,640
Royal Dutch Shell PLC:
Class A (United Kingdom)	8,810	233,506
Class B	5,262	133,997
Serco Group PLC	7,550	67,069
Stagecoach Group PLC	12,557	33,610
Standard Chartered PLC (United Kingdom)	6,819	162,295
Tesco PLC	6,450	38,598
Thomas Cook Group PLC	13,000	39,257
Tomkins PLC	10,511	37,257
Unilever PLC	5,187	140,873
Vedanta Resources PLC	1,480	49,749
Vodafone Group PLC	120,250	241,530
Xstrata PLC	1,200	17,717
TOTAL UNITED KINGDOM		4,347,042
TOTAL COMMON STOCKS (Cost $24,515,856)		21,820,172
Nonconvertible Preferred Stocks - 0.0%

Germany - 0.0%
Volkswagen AG (Cost $1,060)	12	1,059
Government Obligations - 0.5%
Principal Amount
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.34% 8/5/10 to 11/18/10 (d) (Cost $114,885)	$ 115,000	114,922
Money Market Funds - 0.9%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (f)	66,035	$ 66,035
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	128,250	128,250
TOTAL MONEY MARKET FUNDS (Cost $194,285)		194,285
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $24,826,086)	22,130,438
NET OTHER ASSETS - 1.6%	351,896
NET ASSETS - 100%	$ 22,482,334
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
9 CME E-mini MSCI EAFE Index Contracts	June 2010	$ 608,400	$ (96,408)

The face value of futures purchased as a percentage of net assets - 2.7%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $114,922.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 68
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 5,258,791	$ 5,258,791	$ -	$ -
United Kingdom	4,347,042	4,347,042	-	-
France	2,050,738	2,044,257	6,481	-
Australia	1,888,843	1,888,843	-	-
Germany	1,643,603	1,643,603	-	-
Switzerland	1,605,299	1,605,299	-	-
Spain	672,195	672,195	-	-
Netherlands	648,532	648,532	-	-
Sweden	547,694	547,694	-	-
Other	3,158,494	3,158,210	284	-
Government Obligations	114,922	-	114,922	-
Money Market Funds	194,285	194,285	-	-
Total Investments in Securities:	$ 22,130,438	$ 22,008,751	$ 121,687	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (96,408)	$ (96,408)	$ -	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $24,862,508. Net unrealized depreciation aggregated $2,732,070, of which $1,690,918 related to appreciated investment securities and $4,422,988 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy..

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

May 31, 2010

1.850082.103

CEI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.4%
Autoliv, Inc. (a)(c)	31,776	$ 1,509,360
Johnson Controls, Inc.	68,000	1,940,040
		3,449,400
Automobiles - 0.6%
Ford Motor Co. (a)(c)	483,144	5,667,279
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	28,087	1,493,105
ITT Educational Services, Inc. (a)(c)	14,000	1,413,160
		2,906,265
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	149,653	2,660,830
Darden Restaurants, Inc. (c)	79,000	3,389,100
McDonald's Corp.	149,958	10,027,691
Starbucks Corp.	70,000	1,812,300
The Cheesecake Factory, Inc. (a)(c)	76,036	1,938,918
Yum! Brands, Inc.	42,000	1,719,900
		21,548,739
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	28,235	3,542,363
Media - 2.8%
Comcast Corp. Class A	339,897	6,148,737
DIRECTV (a)	52,000	1,959,880
Gannett Co., Inc.	164,004	2,548,622
News Corp. Class A	230,000	3,036,000
The Walt Disney Co.	194,967	6,515,797
Time Warner, Inc.	137,808	4,270,670
Viacom, Inc. Class B (non-vtg.) (a)	58,000	1,949,380
		26,429,086
Multiline Retail - 1.0%
Macy's, Inc.	194,408	4,317,802
Target Corp.	85,596	4,667,550
		8,985,352
Specialty Retail - 3.1%
Gap, Inc.	254,382	5,545,528
Home Depot, Inc.	192,927	6,532,508
Lowe's Companies, Inc.	140,430	3,475,643
Rent-A-Center, Inc. (a)(c)	199,316	4,827,434
Ross Stores, Inc.	49,554	2,596,630
Signet Jewelers Ltd. (a)	60,000	1,863,000
TJX Companies, Inc.	105,000	4,773,300
		29,614,043
Textiles, Apparel & Luxury Goods - 0.7%
Jones Apparel Group, Inc.	121,518	2,386,614
NIKE, Inc. Class B	37,060	2,682,403
VF Corp.	25,655	1,984,414
		7,053,431
TOTAL CONSUMER DISCRETIONARY		109,195,958

	Shares	Value
CONSUMER STAPLES - 10.6%
Beverages - 2.3%
Coca-Cola Enterprises, Inc.	66,000	$ 1,722,600
Dr Pepper Snapple Group, Inc.	23,000	870,780
PepsiCo, Inc.	126,849	7,977,534
The Coca-Cola Co.	209,240	10,754,936
		21,325,850
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	16,568	965,086
CVS Caremark Corp.	130,663	4,524,860
Wal-Mart Stores, Inc.	244,155	12,344,477
Walgreen Co.	79,120	2,535,005
		20,369,428
Food Products - 2.2%
ConAgra Foods, Inc. (c)	40,000	967,200
Del Monte Foods Co.	223,965	3,265,410
General Mills, Inc.	37,059	2,639,713
H.J. Heinz Co. (c)	100,317	4,432,005
Hershey Co.	61,005	2,855,034
Kraft Foods, Inc. Class A	117,628	3,364,161
The J.M. Smucker Co.	60,000	3,313,200
		20,836,723
Household Products - 2.5%
Colgate-Palmolive Co. (c)	46,087	3,598,934
Kimberly-Clark Corp.	42,151	2,558,566
Procter & Gamble Co.	289,482	17,684,455
		23,841,955
Tobacco - 1.4%
Altria Group, Inc.	109,981	2,231,514
Lorillard, Inc.	32,000	2,287,680
Philip Morris International, Inc.	199,656	8,808,823
		13,328,017
TOTAL CONSUMER STAPLES		99,701,973
ENERGY - 11.3%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc. (c)	30,000	1,144,200
Cameron International Corp. (a)(c)	65,450	2,369,290
FMC Technologies, Inc. (a)(c)	39,196	2,279,247
Halliburton Co.	70,245	1,744,183
National Oilwell Varco, Inc.	131,614	5,018,442
Oil States International, Inc. (a)(c)	67,032	2,616,929
Schlumberger Ltd.	113,493	6,372,632
		21,544,923
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	35,493	1,857,349
Apache Corp. (c)	37,648	3,371,002
Chevron Corp.	176,104	13,008,802
Cimarex Energy Co.	28,229	2,074,267
ConocoPhillips	163,235	8,465,367
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp.	38,277	$ 2,443,986
Exxon Mobil Corp.	451,579	27,302,463
Marathon Oil Corp. (c)	37,000	1,150,330
Noble Energy, Inc.	15,000	892,350
Occidental Petroleum Corp.	124,009	10,231,983
Peabody Energy Corp.	96,924	3,776,159
Spectra Energy Corp. (c)	212,116	4,244,441
World Fuel Services Corp. (c)	128,185	3,336,656
XTO Energy, Inc.	46,599	1,991,641
		84,146,796
TOTAL ENERGY		105,691,719
FINANCIALS - 14.4%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	25,000	994,750
Bank of New York Mellon Corp.	50,125	1,363,400
Franklin Resources, Inc.	17,129	1,680,184
Goldman Sachs Group, Inc.	45,859	6,615,619
Morgan Stanley	72,833	1,974,503
Raymond James Financial, Inc. (c)	37,514	1,060,521
State Street Corp.	30,213	1,153,230
T. Rowe Price Group, Inc.	28,555	1,414,044
Waddell & Reed Financial, Inc. Class A (c)	43,681	1,171,088
		17,427,339
Commercial Banks - 3.8%
BB&T Corp.	35,000	1,058,400
International Bancshares Corp.	133,141	2,629,535
PNC Financial Services Group, Inc. (c)	99,611	6,250,590
Prosperity Bancshares, Inc. (c)	115,727	4,170,801
Signature Bank, New York (a)	25,000	946,000
U.S. Bancorp, Delaware	170,352	4,081,634
Wells Fargo & Co.	581,891	16,694,453
		35,831,413
Consumer Finance - 0.7%
American Express Co.	112,043	4,467,154
Capital One Financial Corp.	57,991	2,395,028
		6,862,182
Diversified Financial Services - 3.9%
Bank of America Corp.	956,014	15,047,660
Citigroup, Inc. (a)	1,645,779	6,517,285
JPMorgan Chase & Co.	388,661	15,383,202
		36,948,147
Insurance - 2.4%
AFLAC, Inc.	28,177	1,248,241
Berkshire Hathaway, Inc. Class B (a)(c)	155,500	10,970,525
Endurance Specialty Holdings Ltd.	62,296	2,311,182

	Shares	Value
MetLife, Inc.	42,176	$ 1,707,706
PartnerRe Ltd.	19,011	1,386,852
Prudential Financial, Inc.	27,252	1,572,713
RenaissanceRe Holdings Ltd.	18,000	973,080
The Travelers Companies, Inc.	44,199	2,186,525
		22,356,824
Real Estate Investment Trusts - 1.4%
Annaly Capital Management, Inc. (c)	90,000	1,526,400
Plum Creek Timber Co., Inc. (c)	85,272	2,986,225
PS Business Parks, Inc.	27,257	1,469,425
Public Storage	32,000	2,966,080
Rayonier, Inc.	64,000	2,872,320
Simon Property Group, Inc.	17,000	1,445,510
		13,265,960
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (c)	182,146	2,923,443
TOTAL FINANCIALS		135,615,308
HEALTH CARE - 11.1%
Biotechnology - 1.3%
Amgen, Inc. (a)	105,968	5,487,023
Biogen Idec, Inc. (a)	48,095	2,281,146
Celgene Corp. (a)	17,264	910,849
Gilead Sciences, Inc. (a)	84,721	3,043,178
		11,722,196
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	25,699	1,085,269
CareFusion Corp. (a)(c)	142,839	3,630,967
Hospira, Inc. (a)(c)	39,995	2,082,140
Medtronic, Inc.	89,551	3,508,608
		10,306,984
Health Care Providers & Services - 2.5%
Aetna, Inc.	42,000	1,224,720
Cardinal Health, Inc.	171,110	5,901,584
Express Scripts, Inc. (a)(c)	10,040	1,010,024
Humana, Inc. (a)(c)	75,363	3,470,466
McKesson Corp. (c)	24,000	1,680,000
Medco Health Solutions, Inc. (a)	20,142	1,161,186
UnitedHealth Group, Inc.	159,220	4,628,525
WellPoint, Inc. (a)	91,924	4,715,701
		23,792,206
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	54,678	2,846,537
Pharmaceuticals - 5.9%
Abbott Laboratories	145,903	6,939,147
Allergan, Inc. (c)	27,000	1,625,130
Bristol-Myers Squibb Co.	108,622	2,521,117
Eli Lilly & Co.	97,578	3,199,583
Endo Pharmaceuticals Holdings, Inc. (a)	90,000	1,884,600
Forest Laboratories, Inc. (a)	74,162	1,919,313
Johnson & Johnson	281,265	16,397,750
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Medicis Pharmaceutical Corp. Class A (c)	40,000	$ 927,600
Merck & Co., Inc.	259,713	8,749,731
Pfizer, Inc.	729,740	11,113,940
		55,277,911
TOTAL HEALTH CARE		103,945,834
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.8%
General Dynamics Corp.	69,143	4,694,810
Honeywell International, Inc. (c)	70,941	3,034,147
ITT Corp.	79,878	3,856,510
L-3 Communications Holdings, Inc.	49,656	4,103,075
Lockheed Martin Corp.	13,942	1,114,245
Northrop Grumman Corp.	63,758	3,856,721
Raytheon Co.	109,485	5,738,109
The Boeing Co.	57,500	3,690,350
United Technologies Corp.	86,798	5,848,449
		35,936,416
Air Freight & Logistics - 1.3%
FedEx Corp.	18,045	1,506,577
United Parcel Service, Inc. Class B	172,545	10,828,924
		12,335,501
Construction & Engineering - 0.3%
URS Corp. (a)	60,000	2,674,800
Electrical Equipment - 1.0%
Emerson Electric Co.	69,268	3,216,806
General Cable Corp. (a)(c)	88,822	2,767,694
Thomas & Betts Corp. (a)	95,000	3,642,300
		9,626,800
Industrial Conglomerates - 3.1%
3M Co.	58,156	4,612,352
Carlisle Companies, Inc.	90,321	3,512,584
General Electric Co.	1,251,425	20,460,799
		28,585,735
Machinery - 0.9%
Caterpillar, Inc. (c)	44,138	2,681,825
Deere & Co. (c)	43,000	2,480,240
Illinois Tool Works, Inc.	16,728	776,681
Oshkosh Co. (a)	75,000	2,664,750
		8,603,496
Road & Rail - 0.7%
CSX Corp.	38,000	1,985,500
Norfolk Southern Corp.	27,000	1,524,420
Union Pacific Corp.	40,543	2,895,986
		6,405,906
TOTAL INDUSTRIALS		104,168,654

	Shares	Value
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.2%
Arris Group, Inc. (a)	80,000	$ 877,600
Cisco Systems, Inc. (a)	539,682	12,499,035
Harris Corp.	61,605	2,889,891
QUALCOMM, Inc.	106,077	3,772,098
		20,038,624
Computers & Peripherals - 4.6%
Apple, Inc. (a)	93,399	24,018,487
Dell, Inc. (a)(c)	96,743	1,289,584
EMC Corp. (a)	114,798	2,137,539
Hewlett-Packard Co.	299,608	13,784,964
Western Digital Corp. (a)	62,686	2,182,100
		43,412,674
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	81,958	2,235,814
Avnet, Inc. (a)(c)	65,000	1,866,800
Corning, Inc.	177,801	3,099,071
Tech Data Corp. (a)(c)	92,000	3,739,800
		10,941,485
Internet Software & Services - 1.5%
eBay, Inc. (a)	86,050	1,842,331
Google, Inc. Class A (a)	25,788	12,511,822
		14,354,153
IT Services - 2.8%
Broadridge Financial Solutions, Inc.	46,395	887,072
Computer Sciences Corp.	66,570	3,327,834
DST Systems, Inc.	22,000	843,040
International Business Machines Corp.	143,218	17,939,487
MasterCard, Inc. Class A	5,193	1,047,792
Visa, Inc. Class A	35,000	2,536,100
		26,581,325
Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	645,712	13,831,151
Intersil Corp. Class A (c)	68,969	917,977
RF Micro Devices, Inc. (a)(c)	180,000	864,000
Texas Instruments, Inc. (c)	277,535	6,777,405
Xilinx, Inc. (c)	133,032	3,252,632
		25,643,165
Software - 3.7%
Microsoft Corp.	887,629	22,900,828
Oracle Corp.	445,000	10,043,650
Symantec Corp. (a)	100,196	1,419,777
		34,364,255
TOTAL INFORMATION TECHNOLOGY		175,335,681
MATERIALS - 3.2%
Chemicals - 1.7%
Ashland, Inc.	43,453	2,329,515
Dow Chemical Co.	43,679	1,175,402
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	125,069	$ 4,523,746
Lubrizol Corp. (c)	49,294	4,365,970
Monsanto Co.	25,853	1,315,142
PPG Industries, Inc.	15,000	961,050
Praxair, Inc.	12,000	931,200
		15,602,025
Containers & Packaging - 0.2%
Silgan Holdings, Inc.	80,134	2,286,223
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	75,794	5,309,370
Newmont Mining Corp.	19,161	1,031,245
		6,340,615
Paper & Forest Products - 0.6%
Domtar Corp.	43,770	2,678,724
International Paper Co.	141,224	3,280,634
		5,959,358
TOTAL MATERIALS		30,188,221
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	730,916	17,761,259
Qwest Communications International, Inc.	570,882	2,991,422
Verizon Communications, Inc.	229,695	6,321,206
		27,073,887
UTILITIES - 2.8%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	49,771	1,590,681
DPL, Inc.	54,485	1,364,304
Duke Energy Corp. (c)	118,000	1,883,280
Edison International	28,000	906,080
Exelon Corp.	48,975	1,890,435
FPL Group, Inc.	20,000	998,600
IDACORP, Inc. (c)	88,000	2,908,400
Progress Energy, Inc. (c)	24,000	926,160
Southern Co.	65,509	2,142,144
		14,610,084
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	41,061	1,452,738
Multi-Utilities - 1.1%
Dominion Resources, Inc.	56,000	2,181,760
DTE Energy Co. (c)	115,798	5,269,967

	Shares	Value
PG&E Corp. (c)	33,000	$ 1,369,500
Public Service Enterprise Group, Inc.	58,240	1,783,891
		10,605,118
TOTAL UTILITIES		26,667,940
TOTAL COMMON STOCKS (Cost $1,025,103,600)		917,585,175
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.16% to 0.4% 6/3/10 to 12/16/10 (d) (Cost $1,797,779)	$ 1,800,000	1,797,976
Money Market Funds - 12.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (f)	8,362,217	8,362,217
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	107,068,857	107,068,857
TOTAL MONEY MARKET FUNDS (Cost $115,431,074)		115,431,074
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $1,142,332,453)	1,034,814,225
NET OTHER ASSETS - (10.2)%	(95,506,700)
NET ASSETS - 100%	$ 939,307,525
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
388 CME E-mini S&P 500 Index Contracts	June 2010	$ 21,116,900	$ (846,412)
The face value of futures purchased as a percentage of net assets - 2.2%

Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,098,627.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 120,621
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,195,958	$ 109,195,958	$ -	$ -
Consumer Staples	99,701,973	99,701,973	-	-
Energy	105,691,719	105,691,719	-	-
Financials	135,615,308	135,615,308	-	-
Health Care	103,945,834	103,945,834	-	-
Industrials	104,168,654	104,168,654	-	-
Information Technology	175,335,681	175,335,681	-	-
Materials	30,188,221	30,188,221	-	-
Telecommunication Services	27,073,887	27,073,887	-	-
Utilities	26,667,940	26,667,940	-	-
U.S. Government and Government Agency Obligations	1,797,976	-	1,797,976	-
Money Market Funds	115,431,074	115,431,074	-	-
Total Investments in Securities:	$ 1,034,814,225	$ 1,033,016,249	$ 1,797,976	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (846,412)	$ (846,412)	$ -	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,145,718,986. Net unrealized depreciation aggregated $110,904,761, of which $61,063,379 related to appreciated investment securities and $171,968,140 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 30, 2010